Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.0%
		Basic Materials: 0.6%
445,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$ 438,997	0.0
445,000	(1)	Anglo American Capital PLC, 2.875%, 03/17/2031	441,132	0.0
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,353,288	0.1
1,073,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	1,073,892	0.0
476,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	569,362	0.0
400,000		Dow Chemical Co., 4.375%, 11/15/2042	454,928	0.0
1,338,000		Dow Chemical Co/The, 2.100%, 11/15/2030	1,291,373	0.1
2,028,000		Dow Chemical Co/The, 3.600%, 11/15/2050	2,048,442	0.1
2,148,000		Dow Chemical Co/The, 4.250%, 10/01/2034	2,382,515	0.1
500,000		Dow Chemical Co/The, 4.625%, 10/01/2044	582,757	0.0
342,000		FMC Corp., 3.450%, 10/01/2029	361,326	0.0
1,020,000		International Paper Co., 4.400%, 08/15/2047	1,196,479	0.0
2,445,000		Mosaic Co/The, 5.450%, 11/15/2033	2,941,768	0.1
702,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	735,969	0.0
561,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	609,960	0.0
747,000		Newmont Corp., 2.250%, 10/01/2030	728,297	0.0
345,000		Nutrien Ltd., 2.950%, 05/13/2030	357,712	0.0
346,000		Nutrien Ltd., 3.950%, 05/13/2050	374,886	0.0
1,333,000		PPG Industries, Inc., 1.200%, 03/15/2026	1,307,348	0.1
1,147,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	1,124,731	0.0
722,000		Steel Dynamics, Inc., 3.250%, 10/15/2050	676,237	0.0
250,000		Teck Resources Ltd., 6.125%, 10/01/2035	306,790	0.0
			21,358,189	0.6

		Communications: 2.4%
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,546,446	0.2
889,000		AT&T, Inc., 1.650%, 02/01/2028	862,066	0.0
2,080,000		AT&T, Inc., 1.700%, 03/25/2026	2,080,257	0.1
2,329,000		AT&T, Inc., 2.250%, 02/01/2032	2,218,359	0.1
801,000	(1)	AT&T, Inc., 2.550%, 12/01/2033	761,275	0.0
1,520,000		AT&T, Inc., 3.100%, 02/01/2043	1,421,556	0.1
4,606,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	4,223,032	0.1
2,948,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	2,700,001	0.1
616,000		AT&T, Inc., 4.300%, 02/15/2030	693,981	0.0
820,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	753,200	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	782,390	0.0
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,835,698	0.1
1,250,000		Comcast Corp., 2.650%, 02/01/2030	1,280,579	0.0
2,279,000		Comcast Corp., 3.999%, 11/01/2049	2,561,466	0.1
5,000,000		Comcast Corp., 4.000%, 03/01/2048	5,597,470	0.2
1,225,000		Comcast Corp., 4.600%, 10/15/2038	1,480,505	0.1
765,000		Corning, Inc., 5.450%, 11/15/2079	953,377	0.0
860,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	874,469	0.0
3,500,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,155,788	0.1
1,000,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,016,809	0.0
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,729,942	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	4,676,232	0.2
527,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	517,393	0.0
1,738,000	(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	1,626,455	0.1
1,120,000	(1)	T-Mobile USA, Inc., 3.600%, 11/15/2060	1,077,703	0.0
818,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	895,023	0.0
462,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	502,014	0.0
817,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	908,553	0.0
2,500,000	(1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	2,810,350	0.1
1,399,000		Verizon Communications, Inc., 2.650%, 11/20/2040	1,280,391	0.0
1,413,000		Verizon Communications, Inc., 2.875%, 11/20/2050	1,258,257	0.0
542,000	(1)	Verizon Communications, Inc., 2.987%, 10/30/2056	479,445	0.0
779,000		Verizon Communications, Inc., 3.400%, 03/22/2041	791,954	0.0
312,000		Verizon Communications, Inc., 3.550%, 03/22/2051	312,135	0.0
2,558,000		Verizon Communications, Inc., 3.700%, 03/22/2061	2,532,836	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,149,209	0.1
240,000		Verizon Communications, Inc., 4.000%, 03/22/2050	258,744	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

208,000		Verizon Communications, Inc., 4.500%, 08/10/2033	241,831	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,295,254	0.1
1,950,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,344,764	0.1
1,510,000		ViacomCBS, Inc., 5.500%, 05/15/2033	1,830,467	0.1
500,000		Vodafone Group PLC, 4.375%, 02/19/2043	557,625	0.0
880,000		Vodafone Group PLC, 5.125%, 06/19/2059	1,072,352	0.0
539,000		Walt Disney Co/The, 2.000%, 09/01/2029	532,734	0.0
1,082,000		Walt Disney Co/The, 3.500%, 05/13/2040	1,146,462	0.0
2,270,000		Walt Disney Co/The, 4.750%, 11/15/2046	2,847,900	0.1
			82,474,749	2.4

		Consumer, Cyclical: 1.2%
747,507	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	820,419	0.0
41,974		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	42,381	0.0
2,315,980		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,313,357	0.1
50,152		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,803	0.0
1,244,000	(1)	BMW US Capital LLC, 2.550%, 04/01/2031	1,248,988	0.1
3,500,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,693,882	0.1
883,244	(1)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	928,754	0.0
995,496		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,041,320	0.0
24,712		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	25,563	0.0
776,000		Cummins, Inc., 2.600%, 09/01/2050	696,652	0.0
1,875,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,931,367	0.1
800,801		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	819,386	0.0
680,787		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	691,326	0.0
515,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	550,036	0.0
793,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	863,000	0.0
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,662,107	0.1
935,000		General Motors Co., 6.125%, 10/01/2025	1,100,556	0.0
1,000,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,076,677	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	2,104,278	0.1
1,004,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	1,089,238	0.0
873,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	915,573	0.0
640,000		Home Depot, Inc./The, 3.300%, 04/15/2040	674,299	0.0
550,000		McDonald's Corp., 3.500%, 07/01/2027	605,509	0.0
1,000,000		McDonald's Corp., 4.450%, 09/01/2048	1,168,073	0.1
222,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	243,645	0.0
1,688,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	1,789,238	0.1
1,323,000	(1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,452,681	0.1
924,000		Ralph Lauren Corp., 1.700%, 06/15/2022	938,823	0.0
2,250,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,236,441	0.1
135,576		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	141,114	0.0
606,772		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	629,082	0.0
1,832,836		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	1,879,169	0.1
3,952,964		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,024,615	0.1
878,863		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	913,058	0.0
1,120,000		WW Grainger, Inc., 1.850%, 02/15/2025	1,154,955	0.0
			41,516,365	1.2

		Consumer, Non-cyclical: 4.3%
114,000		Abbott Laboratories, 4.900%, 11/30/2046	148,824	0.0
5,000,000		AbbVie, Inc., 2.300%, 11/21/2022	5,146,219	0.2
2,554,000		AbbVie, Inc., 2.600%, 11/21/2024	2,697,883	0.1
1,970,000		AbbVie, Inc., 2.900%, 11/06/2022	2,043,584	0.1
1,441,000		AbbVie, Inc., 2.950%, 11/21/2026	1,535,369	0.1
732,000		AbbVie, Inc., 4.050%, 11/21/2039	820,629	0.0
750,000		AbbVie, Inc., 4.300%, 05/14/2036	866,526	0.0
1,964,000		AbbVie, Inc., 4.400%, 11/06/2042	2,286,056	0.1
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,218,902	0.0
1,700,000		AbbVie, Inc., 4.625%, 10/01/2042	2,002,035	0.1
1,000,000		Aetna, Inc., 2.800%, 06/15/2023	1,043,521	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

750,000		Aetna, Inc., 4.500%, 05/15/2042	856,259	0.0
848,000		Altria Group, Inc., 2.450%, 02/04/2032	810,925	0.0
1,691,000		Altria Group, Inc., 3.700%, 02/04/2051	1,543,267	0.1
301,000		Altria Group, Inc., 4.800%, 02/14/2029	346,075	0.0
730,000		Altria Group, Inc., 5.800%, 02/14/2039	892,352	0.0
2,000,000		Altria Group, Inc., 5.950%, 02/14/2049	2,495,751	0.1
1,660,000		AmerisourceBergen Corp., 2.700%, 03/15/2031	1,658,409	0.1
798,000		Amgen, Inc., 3.375%, 02/21/2050	799,129	0.0
1,297,000		Amgen, Inc., 4.563%, 06/15/2048	1,549,975	0.1
1,000,000		Amgen, Inc., 4.950%, 10/01/2041	1,243,573	0.0
2,462,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,888,806	0.1
4,049,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,847,663	0.1
1,909,000		Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	2,032,878	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,576,958	0.1
1,416,000		Anthem, Inc., 2.875%, 09/15/2029	1,473,649	0.0
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,081,745	0.0
1,800,000		Anthem, Inc., 5.100%, 01/15/2044	2,242,241	0.1
3,079,000		BAT Capital Corp., 2.259%, 03/25/2028	3,034,349	0.1
866,000		BAT Capital Corp., 2.726%, 03/25/2031	838,617	0.0
140,000		BAT Capital Corp., 3.215%, 09/06/2026	148,044	0.0
866,000		BAT Capital Corp., 3.734%, 09/25/2040	826,178	0.0
750,000		BAT Capital Corp., 4.390%, 08/15/2037	787,220	0.0
1,936,000		Becton Dickinson and Co., 2.894%, 06/06/2022	1,986,495	0.1
500,000		Becton Dickinson and Co., 3.363%, 06/06/2024	537,343	0.0
863,000		Bristol-Myers Squibb Co., 1.450%, 11/13/2030	807,350	0.0
863,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	768,497	0.0
707,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	786,632	0.0
1,757,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,048,921	0.1
2,000,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,161,750	0.1
2,195,000		Cigna Corp., 3.250%, 04/15/2025	2,362,689	0.1
2,161,000		Cigna Corp., 3.750%, 07/15/2023	2,311,814	0.1
3,000,000		Cigna Corp., 4.800%, 08/15/2038	3,592,076	0.1
485,000		Cigna Corp., 4.800%, 07/15/2046	582,623	0.0
935,000		Cigna Corp., 4.900%, 12/15/2048	1,148,029	0.0
1,666,000		Coca-Cola Co/The, 2.000%, 03/05/2031	1,630,552	0.1
733,000		Coca-Cola Co/The, 2.500%, 06/01/2040	689,886	0.0
798,000		CVS Health Corp., 2.700%, 08/21/2040	736,525	0.0
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,188,931	0.0
1,886,000		CVS Health Corp., 4.125%, 04/01/2040	2,088,224	0.1
3,000,000		CVS Health Corp., 4.780%, 03/25/2038	3,546,844	0.1
3,500,000		CVS Health Corp., 5.050%, 03/25/2048	4,303,516	0.1
58,488		CVS Pass-Through Trust, 6.943%, 01/10/2030	70,525	0.0
1,361,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	1,424,655	0.0
345,000		Diageo Capital PLC, 2.125%, 04/29/2032	333,628	0.0
663,000		Element Fleet Management Corp., 1.600%, 04/06/2024	662,224	0.0
743,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	743,935	0.0
573,000		Gilead Sciences, Inc., 2.800%, 10/01/2050	510,257	0.0
557,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	605,437	0.0
566,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	658,875	0.0
1,676,000		Global Payments, Inc., 1.200%, 03/01/2026	1,651,067	0.1
1,000,000		Global Payments, Inc., 2.650%, 02/15/2025	1,051,247	0.0
3,000,000		Global Payments, Inc., 3.200%, 08/15/2029	3,163,024	0.1
1,166,000		HCA, Inc., 4.125%, 06/15/2029	1,293,469	0.0
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,800,387	0.1
407,000		HCA, Inc., 5.125%, 06/15/2039	489,708	0.0
772,000		HCA, Inc., 5.250%, 04/15/2025	882,202	0.0
500,000		HCA, Inc., 5.250%, 06/15/2049	613,289	0.0
466,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	442,099	0.0
1,815,000		Humana, Inc., 3.125%, 08/15/2029	1,895,210	0.1
1,247,000		Illumina, Inc., 2.550%, 03/23/2031	1,237,362	0.0
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,183,610	0.1
839,000		Johnson & Johnson, 0.550%, 09/01/2025	832,604	0.0
796,000		Johnson & Johnson, 0.950%, 09/01/2027	774,345	0.0
704,000		Johnson & Johnson, 2.100%, 09/01/2040	637,565	0.0
750,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	774,504	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

750,000		Kroger Co/The, 5.150%, 08/01/2043	919,448	0.0
969,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	1,039,085	0.0
1,537,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,748,754	0.1
2,500,000	(1)	Mars, Inc., 4.125%, 04/01/2054	2,846,363	0.1
1,505,000		McKesson Corp., 0.900%, 12/03/2025	1,474,721	0.1
1,436,000		Medtronic, Inc., 4.375%, 03/15/2035	1,728,610	0.1
1,627,000		Mylan, Inc., 5.200%, 04/15/2048	1,876,949	0.1
2,891,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	3,015,259	0.1
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,592,626	0.1
1,644,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	1,522,371	0.1
1,250,000		Reynolds American, Inc., 5.850%, 08/15/2045	1,476,438	0.1
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	754,181	0.0
537,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	526,454	0.0
796,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	773,686	0.0
2,518,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	2,434,222	0.1
301,000		S&P Global, Inc., 2.300%, 08/15/2060	245,154	0.0
1,492,000		Smith & Nephew PLC, 2.032%, 10/14/2030	1,406,227	0.0
581,000		STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	577,144	0.0
914,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	922,357	0.0
400,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	387,704	0.0
200,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	191,556	0.0
1,200,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,155,626	0.0
300,000		Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	307,896	0.0
430,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	477,838	0.0
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,197,539	0.0
1,500,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	1,538,116	0.1
981,000	(1)	Viatris, Inc., 4.000%, 06/22/2050	1,002,259	0.0
826,000		Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	884,075	0.0
			145,816,194	4.3

		Energy: 2.5%
450,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	425,603	0.0
357,000		BP Capital Markets America, Inc., 2.772%, 11/10/2050	312,217	0.0
707,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	631,775	0.0
4,000,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,295,651	0.1
1,651,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	1,533,437	0.1
923,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	991,071	0.0
408,000		Burlington Resources LLC, 5.950%, 10/15/2036	547,959	0.0
205,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	271,140	0.0
1,665,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,757,923	0.1
117,000		Chevron USA, Inc., 3.250%, 10/15/2029	126,241	0.0
1,255,000		Chevron USA, Inc., 4.950%, 08/15/2047	1,581,631	0.1
3,000,000		Cimarex Energy Co., 3.900%, 05/15/2027	3,268,482	0.1
1,815,000	(1),(2)	ConocoPhillips, 2.400%, 02/15/2031	1,793,215	0.1
1,652,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	1,743,582	0.1
831,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	830,331	0.0
1,160,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	1,224,095	0.1
3,000,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	3,115,810	0.1
665,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	682,403	0.0
979,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	1,049,977	0.0
275,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	290,676	0.0
2,000,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	2,118,299	0.1
490,000		Energy Transfer Operating L.P., 5.800%, 06/15/2038	556,922	0.0
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,149,173	0.0
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,519,275	0.1
589,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	591,837	0.0
283,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	302,319	0.0
2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,261,186	0.1
826,000		Equinor ASA, 3.125%, 04/06/2030	874,415	0.0
1,394,000		Exxon Mobil Corp., 2.726%, 03/01/2023	1,451,766	0.1
755,000		Exxon Mobil Corp., 4.227%, 03/19/2040	850,492	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

79,000		Halliburton Co., 3.500%, 08/01/2023	83,727	0.0
66,000		Halliburton Co., 3.800%, 11/15/2025	72,627	0.0
535,000		Halliburton Co., 4.850%, 11/15/2035	601,865	0.0
2,676,000		Hess Corp., 5.600%, 02/15/2041	3,092,830	0.1
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,102,518	0.0
920,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,081,191	0.0
751,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	844,680	0.0
1,198,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	1,208,474	0.1
1,000,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,061,905	0.0
373,000		MPLX L.P., 4.700%, 04/15/2048	404,806	0.0
479,000		MPLX L.P., 5.200%, 03/01/2047	549,120	0.0
928,000		MPLX L.P., 5.200%, 12/01/2047	1,054,691	0.0
570,000		MPLX L.P., 5.500%, 02/15/2049	670,662	0.0
770,000		ONEOK, Inc., 2.200%, 09/15/2025	784,808	0.0
510,000		Phillips 66, 0.900%, 02/15/2024	510,210	0.0
1,075,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	998,513	0.0
1,380,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,377,474	0.1
1,180,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,295,697	0.1
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,950,424	0.1
500,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	489,714	0.0
900,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	987,932	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	1,031,999	0.0
500,000	(1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	539,628	0.0
1,500,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,530,998	0.1
4,500,000		Shell International Finance BV, 3.250%, 05/11/2025	4,865,123	0.2
1,320,000		Shell International Finance BV, 4.125%, 05/11/2035	1,503,273	0.1
616,000		Shell International Finance BV, 4.000%, 05/10/2046	688,144	0.0
582,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	630,767	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	892,373	0.0
2,000,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,107,357	0.1
500,000		Total Capital International SA, 2.986%, 06/29/2041	480,536	0.0
836,000		Total Capital International SA, 3.127%, 05/29/2050	789,238	0.0
257,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	270,457	0.0
392,000		Valero Energy Corp., 2.850%, 04/15/2025	410,121	0.0
3,804,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	4,175,117	0.1
754,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	866,558	0.0
1,017,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,183,555	0.0
1,128,000		Williams Partners L.P., 3.600%, 03/15/2022	1,155,479	0.0
1,836,000		Williams Partners L.P., 3.750%, 06/15/2027	2,002,989	0.1
			83,496,483	2.5

		Financial: 9.2%
1,862,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	1,731,451	0.1
847,000		Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	772,606	0.0
215,000		American International Group, Inc., 3.875%, 01/15/2035	234,279	0.0
1,248,000		American International Group, Inc., 3.900%, 04/01/2026	1,379,042	0.1
245,000		American International Group, Inc., 4.375%, 01/15/2055	274,156	0.0
1,106,000		American International Group, Inc., 4.500%, 07/16/2044	1,255,006	0.0
43,000		American International Group, Inc., 4.750%, 04/01/2048	51,291	0.0
773,000		American International Group, Inc., 4.800%, 07/10/2045	916,300	0.0
1,840,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	1,987,290	0.1
485,000		Assurant, Inc., 3.700%, 02/22/2030	516,624	0.0
1,569,000	(1)	Athene Global Funding, 2.550%, 11/19/2030	1,515,888	0.1
519,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	545,752	0.0
452,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	472,060	0.0
808,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	859,710	0.0
982,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	1,098,922	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

599,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	573,214	0.0
1,804,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,696,887	0.1
391,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	389,983	0.0
800,000		Banco Santander SA, 1.849%, 03/25/2026	798,845	0.0
1,000,000		Banco Santander SA, 2.746%, 05/28/2025	1,045,854	0.0
800,000		Banco Santander SA, 2.958%, 03/25/2031	796,067	0.0
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	2,093,016	0.1
3,375,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	3,368,516	0.1
1,955,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	1,930,511	0.1
599,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	563,139	0.0
1,396,000	(3)	Bank of America Corp., 1.922%, 10/24/2031	1,314,862	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	230,584	0.0
220,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	218,233	0.0
1,980,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	1,857,747	0.1
1,000,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	1,050,494	0.0
3,500,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	3,513,083	0.1
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,085,914	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,805,032	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	479,896	0.0
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,502,617	0.1
323,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	359,260	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	4,052,127	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,865,971	0.2
1,000,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,125,020	0.0
1,545,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,603,369	0.1
1,773,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	1,768,583	0.1
1,535,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,611,806	0.1
1,000,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	1,017,210	0.0
932,000	(3)	Barclays PLC, 3.564%, 09/23/2035	934,507	0.0
2,438,000	(3)	Barclays PLC, 3.932%, 05/07/2025	2,632,640	0.1
1,325,000	(3)	Barclays PLC, 4.610%, 02/15/2023	1,369,205	0.1
926,000		Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	865,354	0.0
608,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	561,477	0.0
2,850,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	3,307,777	0.1
1,843,000	(1),(3)	BNP Paribas SA, 1.323%, 01/13/2027	1,803,682	0.1
455,000	(1),(3)	BNP Paribas SA, 2.588%, 08/12/2035	428,454	0.0
4,115,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,333,176	0.1
2,000,000	(1),(3)	BPCE SA, 2.277%, 01/20/2032	1,936,246	0.1
3,960,000	(1)	BPCE SA, 2.700%, 10/01/2029	4,020,207	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	1,067,706	0.0
497,000		Brookfield Finance LLC, 3.450%, 04/15/2050	471,704	0.0
231,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	261,183	0.0
359,000		Camden Property Trust, 2.800%, 05/15/2030	368,846	0.0
910,000	(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	944,550	0.0
424,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	451,830	0.0
850,000		Capital One Financial Corp., 3.650%, 05/11/2027	930,844	0.0
1,662,000		CBRE Services, Inc., 2.500%, 04/01/2031	1,614,320	0.1
665,000		Charles Schwab Corp./The, 2.000%, 03/20/2028	668,375	0.0
1,358,000	(3)	Charles Schwab Corp./The, 5.375%, 12/31/2199	1,503,537	0.1
1,118,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	1,141,366	0.0
2,000,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	2,000,059	0.1
5,000,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,151,273	0.2
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,640,927	0.1
2,000,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,093,473	0.1
525,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	544,063	0.0
280,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	295,094	0.0
1,013,000	(1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	984,908	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	778,845	0.0
1,358,000	(1),(2),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	1,332,072	0.0
752,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	792,098	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,094,634	0.2
1,235,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,252,881	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,621,750	0.2
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,102,676	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,305,143	0.1
750,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	781,373	0.0
589,000		Crown Castle International Corp., 1.050%, 07/15/2026	570,577	0.0
988,000		Crown Castle International Corp., 2.900%, 04/01/2041	910,306	0.0
469,000		Crown Castle International Corp., 4.150%, 07/01/2050	505,364	0.0
1,870,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,851,355	0.1
600,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	620,266	0.0
1,770,000	(3)	Discover Bank, 4.682%, 08/09/2028	1,889,325	0.1
609,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	589,020	0.0
500,000		ERP Operating L.P., 2.500%, 02/15/2030	502,135	0.0
1,925,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,980,494	0.1
595,000		First Horizon Bank, 5.750%, 05/01/2030	716,853	0.0
1,014,000		Franklin Resources, Inc., 1.600%, 10/30/2030	939,263	0.0
525,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	601,662	0.0
1,668,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,653,848	0.1
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,792,249	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,253,709	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	635,771	0.0
1,406,000	(1)	Guardian Life Global Funding, 1.250%, 11/19/2027	1,359,469	0.0
733,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	958,600	0.0
1,355,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,334,464	0.0
985,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	968,792	0.0
1,331,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,391,752	0.1
1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,621,609	0.1
3,307,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,622,269	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,400,207	0.1
1,673,000	(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,652,087	0.1
365,000		HSBC Holdings PLC, 4.950%, 03/31/2030	426,482	0.0
3,439,000		ING Groep NV, 3.550%, 04/09/2024	3,703,736	0.1
1,059,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	975,656	0.0
396,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	363,533	0.0
500,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	557,169	0.0
1,184,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,155,338	0.0
2,200,000	(3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	2,086,923	0.1
949,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	959,990	0.0
935,000	(3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	933,782	0.0
1,694,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,555,140	0.1
283,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	277,684	0.0
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,641,495	0.1
947,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,046,125	0.0
945,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,090,030	0.0
891,000		Kite Realty Group L.P., 4.000%, 10/01/2026	934,454	0.0
834,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	863,306	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,165,734	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,256,292	0.1
1,404,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	1,387,005	0.1
1,445,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	1,436,345	0.1
1,917,000		Main Street Capital Corp., 3.000%, 07/14/2026	1,907,783	0.1
684,000		Main Street Capital Corp., 5.200%, 05/01/2024	736,827	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	774,057	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	370,974	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,126,807	0.2
2,810,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	2,811,287	0.1
315,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	343,465	0.0
2,539,000	(3)	Morgan Stanley, 1.794%, 02/13/2032	2,371,915	0.1
1,074,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	1,110,339	0.0
2,098,000	(3)	Morgan Stanley, 2.802%, 01/25/2052	1,934,934	0.1
2,935,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	3,190,350	0.1
538,000		Morgan Stanley, 3.875%, 01/27/2026	598,620	0.0
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,196,073	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,441,676	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,000,000		Morgan Stanley, 5.500%, 07/28/2021	1,016,499	0.0
1,328,000		Nasdaq, Inc., 2.500%, 12/21/2040	1,168,751	0.0
1,341,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,269,400	0.0
1,575,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,670,162	0.1
894,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	919,408	0.0
1,004,000	(1),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,096,773	0.0
890,000	(3)	Natwest Group PLC, 3.032%, 11/28/2035	850,244	0.0
336,000	(3)	Natwest Group PLC, 3.073%, 05/22/2028	350,109	0.0
3,858,000		Natwest Group PLC, 3.875%, 09/12/2023	4,138,687	0.1
398,000	(3)	Natwest Group PLC, 4.269%, 03/22/2025	434,349	0.0
1,766,000	(3)	Natwest Group PLC, 4.519%, 06/25/2024	1,907,550	0.1
1,576,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	1,680,288	0.1
1,280,000	(1),(3)	Nippon Life Insurance Co., 2.750%, 01/21/2051	1,216,000	0.0
2,661,000	(1),(2),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,895,740	0.1
174,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	175,962	0.0
5,000,000		ORIX Corp., 3.250%, 12/04/2024	5,405,385	0.2
1,990,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	2,089,697	0.1
1,986,000	(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	2,128,456	0.1
584,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	569,622	0.0
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,220,211	0.0
955,000		Prologis L.P., 3.000%, 04/15/2050	918,032	0.0
1,714,000		Public Storage, 0.875%, 02/15/2026	1,677,698	0.1
691,000		Regency Centers L.P., 3.700%, 06/15/2030	740,204	0.0
797,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	845,138	0.0
2,000,000		Royal Bank of Canada, 0.854%, (US0003M + 0.660%), 10/05/2023	2,024,401	0.1
2,440,000		Santander UK PLC, 3.400%, 06/01/2021	2,451,655	0.1
760,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	821,539	0.0
964,000	(1),(3)	Scentre Group Trust 2, 5.125%, 09/24/2080	1,004,199	0.0
600,000		Simon Property Group L.P., 1.750%, 02/01/2028	582,779	0.0
1,360,000	(1)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	1,335,744	0.0
1,070,000	(1),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	1,045,642	0.0
1,801,000	(1),(3)	Standard Chartered PLC, 3.265%, 02/18/2036	1,751,399	0.1
1,244,000	(3)	State Street Corp., 3.031%, 11/01/2034	1,285,695	0.0
1,740,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	1,633,224	0.1
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,012,102	0.0
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,499,648	0.1
1,234,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,215,198	0.0
268,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	305,781	0.0
1,501,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,483,811	0.1
700,000	(3)	Truist Financial Corp., 5.100%, 12/31/2199	764,960	0.0
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,816,236	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,725,040	0.1
791,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	796,055	0.0
750,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	739,598	0.0
1,913,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	1,811,131	0.1
300,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	294,792	0.0
163,000		Ventas Realty L.P., 5.700%, 09/30/2043	202,070	0.0
2,118,000		VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	2,081,149	0.1
2,100,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,194,645	0.1
752,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	739,000	0.0
4,000,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,327,151	0.1
3,000,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,247,320	0.1
739,000		Wells Fargo & Co., 4.750%, 12/07/2046	874,291	0.0
465,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	597,343	0.0
2,195,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,211,925	0.1
6,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	6,703,567	0.2
1,035,000		Westpac Banking Corp., 2.350%, 02/19/2025	1,084,295	0.0
1,553,000		Westpac Banking Corp., 2.963%, 11/16/2040	1,446,840	0.1
1,079,000		WP Carey, Inc., 2.400%, 02/01/2031	1,034,641	0.0
2,244,000		XLIT Ltd., 4.450%, 03/31/2025	2,504,104	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,668,000		XLIT Ltd., 5.500%, 03/31/2045	2,130,570	0.1
			311,933,149	9.2

		Industrial: 1.2%
1,668,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	1,626,334	0.1
264,000	(1)	BAE Systems PLC, 3.400%, 04/15/2030	280,652	0.0
1,201,000	(1)	Berry Global, Inc., 0.950%, 02/15/2024	1,196,094	0.0
1,213,000		Boeing Co/The, 3.250%, 02/01/2028	1,255,804	0.0
611,000		Boeing Co/The, 3.625%, 02/01/2031	640,007	0.0
220,000		Boeing Co/The, 3.850%, 11/01/2048	213,002	0.0
768,000		Boeing Co/The, 4.875%, 05/01/2025	855,754	0.0
531,000		Boeing Co/The, 5.805%, 05/01/2050	670,056	0.0
2,470,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,699,150	0.1
2,046,000		Carrier Global Corp., 2.722%, 02/15/2030	2,066,972	0.1
1,750,000		CSX Corp., 4.650%, 03/01/2068	2,127,137	0.1
646,000		FedEx Corp., 3.900%, 02/01/2035	705,833	0.0
874,000		FedEx Corp., 4.250%, 05/15/2030	995,737	0.0
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,420,764	0.1
1,450,000		General Dynamics Corp., 3.500%, 04/01/2027	1,601,415	0.1
2,171,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,377,789	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	295,994	0.0
1,295,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,273,186	0.0
2,449,000		PerkinElmer, Inc., 3.300%, 09/15/2029	2,587,874	0.1
2,365,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	2,528,541	0.1
118,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	126,346	0.0
274,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	317,842	0.0
2,066,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	2,468,990	0.1
272,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	344,591	0.0
500,000		Republic Services, Inc., 1.750%, 02/15/2032	464,246	0.0
378,000	(1)	Siemens Financieringsmaatschappij NV, 1.700%, 03/11/2028	371,445	0.0
1,273,000	(1)	Siemens Financieringsmaatschappij NV, 2.150%, 03/11/2031	1,243,281	0.0
2,499,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	2,483,365	0.1
953,000		Teledyne Technologies, Inc., 2.250%, 04/01/2028	949,017	0.0
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,449,684	0.1
693,000		United Parcel Service, Inc., 2.500%, 04/01/2023	722,569	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,069,737	0.0
300,000		Waste Management, Inc., 1.500%, 03/15/2031	277,727	0.0
			40,706,935	1.2

		Industrials: 0.0%
257,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	349,067	0.0

		Technology: 1.6%
246,000		Analog Devices, Inc., 3.500%, 12/05/2026	269,452	0.0
1,691,000		Apple, Inc., 1.650%, 02/08/2031	1,613,813	0.1
131,000		Apple, Inc., 2.550%, 08/20/2060	112,985	0.0
1,695,000		Apple, Inc., 2.650%, 02/08/2051	1,551,964	0.1
2,516,000		Apple, Inc., 2.800%, 02/08/2061	2,264,822	0.1
4,070,000		Apple, Inc., 3.750%, 09/12/2047	4,517,111	0.1
2,090,000		Apple, Inc., 3.750%, 11/13/2047	2,296,795	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,265,478	0.1
844,000		Citrix Systems, Inc., 1.250%, 03/01/2026	830,307	0.0
1,000,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,184,880	0.0
836,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	822,108	0.0
1,170,000		Fiserv, Inc., 2.750%, 07/01/2024	1,236,921	0.0
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,931,582	0.1
760,000		Intel Corp., 3.100%, 02/15/2060	720,925	0.0
3,201,000		Intel Corp., 3.250%, 11/15/2049	3,225,206	0.1
890,000		Intel Corp., 4.950%, 03/25/2060	1,146,528	0.0
4,132,000		International Business Machines Corp., 3.300%, 05/15/2026	4,504,826	0.1
1,716,000		International Business Machines Corp., 3.500%, 05/15/2029	1,868,078	0.1
900,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	937,837	0.0
1,750,000		Microsoft Corp., 2.400%, 08/08/2026	1,851,529	0.1
4,000,000		Microsoft Corp., 2.525%, 06/01/2050	3,649,604	0.1
6,400,000		Microsoft Corp., 2.921%, 03/17/2052	6,323,464	0.2
450,000		NetApp, Inc., 1.875%, 06/22/2025	459,706	0.0
275,000		NVIDIA Corp., 3.500%, 04/01/2040	296,422	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

280,000		NVIDIA Corp., 3.700%, 04/01/2060	302,489	0.0
255,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	269,679	0.0
1,662,000		Oracle Corp., 3.650%, 03/25/2041	1,684,171	0.1
209,000		Oracle Corp., 3.850%, 07/15/2036	222,656	0.0
828,000		Oracle Corp., 3.950%, 03/25/2051	855,053	0.0
2,500,000		Oracle Corp., 4.000%, 11/15/2047	2,588,074	0.1
1,000,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	977,377	0.0
1,060,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	1,020,211	0.0
			53,802,053	1.6

		Utilities: 3.0%
1,068,000	(1)	AES Corp./The, 1.375%, 01/15/2026	1,041,875	0.0
1,576,000	(1)	AES Corp./The, 3.950%, 07/15/2030	1,687,825	0.1
2,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	2,893,125	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,320,464	0.1
947,000		Appalachian Power Co., 2.700%, 04/01/2031	946,532	0.0
200,000		Appalachian Power Co., 3.700%, 05/01/2050	203,106	0.0
323,000		Avangrid, Inc., 3.200%, 04/15/2025	346,141	0.0
1,470,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,554,296	0.1
1,413,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	1,315,412	0.0
705,000		Black Hills Corp., 2.500%, 06/15/2030	694,035	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,079,856	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,953,982	0.1
487,000		Black Hills Corp., 4.350%, 05/01/2033	543,801	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	789,857	0.0
1,216,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	1,205,360	0.0
600,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	649,500	0.0
631,000		Commonwealth Edison Co., 3.750%, 08/15/2047	681,168	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	524,977	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	601,187	0.0
381,000		Consumers Energy Co., 2.500%, 05/01/2060	317,470	0.0
2,155,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	2,274,171	0.1
499,000		DTE Electric Co., 1.900%, 04/01/2028	498,197	0.0
2,933,000		DTE Electric Co., 2.950%, 03/01/2050	2,790,139	0.1
499,000		DTE Electric Co., 3.250%, 04/01/2051	498,984	0.0
1,069,000		DTE Energy Co., 1.050%, 06/01/2025	1,055,916	0.0
498,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	501,905	0.0
1,000,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	982,470	0.0
498,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	510,063	0.0
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,064,309	0.1
945,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,045,848	0.0
1,055,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	1,117,245	0.0
1,485,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,468,201	0.1
533,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	562,806	0.0
1,510,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,712,617	0.1
868,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	833,685	0.0
1,241,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,093,756	0.0
1,626,000		Entergy Corp., 0.900%, 09/15/2025	1,589,187	0.1
1,333,000		Entergy Corp., 2.400%, 06/15/2031	1,290,793	0.0
747,000		Entergy Corp., 2.800%, 06/15/2030	753,378	0.0
816,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	829,109	0.0
1,944,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,909,461	0.1
1,233,000		Eversource Energy, 3.450%, 01/15/2050	1,230,433	0.0
270,000		Exelon Corp., 4.050%, 04/15/2030	301,080	0.0
410,000		Exelon Corp., 4.700%, 04/15/2050	492,755	0.0
2,558,000		FirstEnergy Corp., 3.350%, 07/15/2022	2,597,358	0.1
2,203,000		FirstEnergy Corp., 4.750%, 03/15/2023	2,322,295	0.1
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,570,891	0.1
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,429,754	0.1
656,000		Idaho Power Co., 4.200%, 03/01/2048	745,567	0.0
3,640,000		Interstate Power and Light Co., 3.250%, 12/01/2024	3,932,546	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,065,826	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	435,139	0.0
2,745,000		Mississippi Power Co., 4.250%, 03/15/2042	3,036,359	0.1
266,000		Mississippi Power Co., 4.750%, 10/15/2041	293,400	0.0
231,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	246,167	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,830,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,818,242	0.1
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,547,624	0.1
462,000	(2)	NiSource, Inc., 3.600%, 05/01/2030	501,505	0.0
764,000		NiSource, Inc., 5.950%, 06/15/2041	994,189	0.0
842,000	(1)	Oglethorpe Power Corp., 3.750%, 08/01/2050	821,312	0.0
2,495,000		ONE Gas, Inc., 1.100%, 03/11/2024	2,496,085	0.1
436,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	418,929	0.0
629,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	614,055	0.0
583,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	577,306	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	526,847	0.0
349,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	340,209	0.0
1,321,000		PPL Capital Funding, Inc., 4.125%, 04/15/2030	1,486,931	0.1
1,315,000	(3)	Sempra Energy, 4.875%, 12/31/2199	1,410,337	0.0
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,791,227	0.1
1,724,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	1,744,028	0.1
280,000		Southern California Edison Co., 2.400%, 02/01/2022	283,741	0.0
1,750,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,941,537	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,351,394	0.1
1,280,000	(3)	Southern Co/The, 4.000%, 01/15/2051	1,353,920	0.0
1,499,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	1,504,948	0.1
998,000		Union Electric Co., 3.900%, 09/15/2042	1,085,588	0.0
1,710,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,811,035	0.1
1,683,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	1,627,915	0.1
		99,480,683		3.0

	Total Corporate Bonds/Notes
	(Cost $854,186,993)		880,933,867	26.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.3%
2,706,987	(1),(3)	Agate Bay Mortgage Trust 2015-6 B2, 3.629%, 09/25/2045	2,786,836	0.1
3,943,464		Alternative Loan Trust 2005-10CB 1A1, 0.609%, (US0001M + 0.500%), 05/25/2035	3,234,269	0.1
3,258,754		Alternative Loan Trust 2005-51 3A2A, 1.549%, (12MTA + 1.290%), 11/20/2035	3,077,995	0.1
1,365,880		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,247,247	0.0
1,729,070		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,676,086	0.1
353,168	(4)	Alternative Loan Trust 2005-J3 2A2, 4.891%, (-1.000*US0001M + 5.000%), 05/25/2035	44,800	0.0
1,249,594		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	847,443	0.0
2,469,186		Alternative Loan Trust 2006-HY11 A1, 0.349%, (US0001M + 0.120%), 06/25/2036	2,479,557	0.1
1,790,132		Alternative Loan Trust 2007-23CB A3, 0.609%, (US0001M + 0.500%), 09/25/2037	796,092	0.0
108,999		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	104,582	0.0
639,232	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.807%, 01/25/2036	632,229	0.0
313,577	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.762%, 05/25/2035	320,303	0.0
1,059,297	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.215%, 11/25/2036	823,305	0.0
1,107,329	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.256%, 11/25/2036	760,673	0.0
5,874	(3)	Bear Stearns ARM Trust 2005-12 13A1, 3.236%, 02/25/2036	5,688	0.0
2,381,723		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.299%, (US0001M + 0.190%), 01/25/2037	2,239,567	0.1
113,601	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 2.757%, 01/26/2036	96,929	0.0
2,500,000	(1)	Bellemeade Re 2020-4 M2A Ltd., 2.709%, (US0001M + 2.600%), 06/25/2030	2,502,412	0.1
336,795	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.866%, 12/25/2035	328,936	0.0
1,745,189	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.769%, 11/25/2034	1,766,345	0.1
27,114	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.675%, 02/20/2035	27,483	0.0
16,610		CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.789%, (US0001M + 0.680%), 03/25/2035	15,578	0.0
1,479,109	(1),(3)	CIM Trust 2020-J1 B3, 3.476%, 07/25/2050	1,414,488	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

72,779		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	75,161	0.0
590,184		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	587,720	0.0
1,057,558	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.313%, 09/25/2037	1,046,992	0.0
1,063,379	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,123,029	0.0
38,420	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.056%, 08/25/2035	39,934	0.0
1,698,148		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,691,116	0.1
261,754		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	262,849	0.0
2,000,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.109%, (US0001M + 2.000%), 01/25/2040	2,002,947	0.1
882,530		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.609%, (US0001M + 0.500%), 11/25/2035	493,058	0.0
3,673,687		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.829%, (US0001M + 0.720%), 11/25/2035	3,631,216	0.1
153,245	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.686%, 07/19/2044	150,822	0.0
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.759%, (US0001M + 3.650%), 02/25/2040	806,854	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,144,177	0.0
12,789,220		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,861,789	0.4
1,371,525		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,453,623	0.1
22,441,724	(4)	Fannie Mae 2016-82 SD, 5.941%, (-1.000*US0001M + 6.050%), 11/25/2046	4,537,847	0.1
3,153,700		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	3,293,989	0.1
6,188,417		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.359%, (US0001M + 4.250%), 04/25/2029	6,468,577	0.2
2,061,273		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.109%, (US0001M + 4.000%), 05/25/2025	2,094,562	0.1
79,026		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.109%, (US0001M + 4.000%), 05/25/2025	80,242	0.0
3,921,963		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.659%, (US0001M + 5.550%), 04/25/2028	4,152,396	0.1
220,597		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.459%, (US0001M + 4.350%), 05/25/2029	230,499	0.0
3,324,214		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.659%, (US0001M + 3.550%), 07/25/2029	3,437,163	0.1
4,946,746		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.759%, (US0001M + 3.650%), 09/25/2029	5,099,599	0.2
1,350,829		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.109%, (US0001M + 3.000%), 10/25/2029	1,386,527	0.0
5,039,653		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.959%, (US0001M + 2.850%), 11/25/2029	5,123,172	0.2
4,498,590		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.759%, (US0001M + 2.650%), 02/25/2030	4,554,659	0.1
5,275,048		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.609%, (US0001M + 2.500%), 05/25/2030	5,324,792	0.2
2,954,814		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.909%, (US0001M + 2.800%), 02/25/2030	2,984,271	0.1
2,346,013		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.259%, (US0001M + 2.150%), 10/25/2030	2,345,828	0.1
4,452,308		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.459%, (US0001M + 2.350%), 01/25/2031	4,471,834	0.1
3,187,795		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.109%, (US0001M + 2.000%), 03/25/2031	3,186,192	0.1
2,465,559		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.209%, (US0001M + 2.100%), 03/25/2031	2,465,910	0.1
1,521,210	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.409%, (US0001M + 2.300%), 08/25/2031	1,528,779	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,196,152	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.559%, (US0001M + 2.450%), 07/25/2031	1,202,972	0.0
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.159%, (US0001M + 2.050%), 01/25/2040	1,805,428	0.1
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.759%, (US0001M + 3.650%), 02/25/2040	505,936	0.0
1,581,543		Fannie Mae Connecticut Avenue Securities, 5.809%, (US0001M + 5.700%), 04/25/2028	1,684,786	0.1
385,218	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	58,462	0.0
348,977	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	52,035	0.0
5,219		Fannie Mae REMIC Trust 1994-77 FB, 1.609%, (US0001M + 1.500%), 04/25/2024	5,273	0.0
271,888		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	305,495	0.0
20,908		Fannie Mae REMIC Trust 2002-21 FC, 1.009%, (US0001M + 0.900%), 04/25/2032	21,163	0.0
699,814	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	146,469	0.0
50,142		Fannie Mae REMIC Trust 2004-11 A, 0.229%, (US0001M + 0.120%), 03/25/2034	49,960	0.0
361,359		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	419,293	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 23.566%, (-4.000*US0001M + 24.000%), 07/25/2035	303,391	0.0
3,776,689	(4)	Fannie Mae REMIC Trust 2005-92 SC, 6.571%, (-1.000*US0001M + 6.680%), 10/25/2035	767,858	0.0
240,715		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	278,454	0.0
745,007		Fannie Mae REMIC Trust 2006-104 ES, 32.907%, (-5.000*US0001M + 33.450%), 11/25/2036	1,421,791	0.0
4,253,598	(4)	Fannie Mae REMIC Trust 2006-12 SD, 6.641%, (-1.000*US0001M + 6.750%), 10/25/2035	744,849	0.0
2,154,979	(4)	Fannie Mae REMIC Trust 2006-123 UI, 6.631%, (-1.000*US0001M + 6.740%), 01/25/2037	485,902	0.0
463,322	(4)	Fannie Mae REMIC Trust 2006-72 HS, 6.591%, (-1.000*US0001M + 6.700%), 08/25/2026	55,869	0.0
155,202		Fannie Mae REMIC Trust 2007-73 A1, 0.178%, (US0001M + 0.060%), 07/25/2037	152,624	0.0
363,832		Fannie Mae REMIC Trust 2008-20 SP, 15.228%, (-2.500*US0001M + 15.500%), 03/25/2038	488,808	0.0
1,760,413		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,973,827	0.1
6,289,431	(4)	Fannie Mae REMIC Trust 2010-102 SB, 6.491%, (-1.000*US0001M + 6.600%), 09/25/2040	1,468,875	0.1
2,000,698	(4)	Fannie Mae REMIC Trust 2010-116 SE, 6.491%, (-1.000*US0001M + 6.600%), 10/25/2040	404,645	0.0
5,453,758	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.961%, (-1.000*US0001M + 6.070%), 11/25/2040	944,370	0.0
501,698		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	504,210	0.0
3,037,189	(4)	Fannie Mae REMIC Trust 2010-55 AS, 6.311%, (-1.000*US0001M + 6.420%), 06/25/2040	605,843	0.0
7,200,112		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	8,122,114	0.2
885,430		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	989,471	0.0
2,906,759	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	325,494	0.0
569,972	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.341%, (-1.000*US0001M + 6.450%), 02/25/2042	99,599	0.0
736,015		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	750,662	0.0
7,778,584	(4)	Fannie Mae REMIC Trust 2012-113 SG, 5.991%, (-1.000*US0001M + 6.100%), 10/25/2042	1,508,480	0.1
5,352,663	(4)	Fannie Mae REMIC Trust 2012-122 SB, 6.041%, (-1.000*US0001M + 6.150%), 11/25/2042	1,091,613	0.0
2,361,802	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	189,695	0.0
2,088,267		Fannie Mae REMIC Trust 2012-131 BS, 5.262%, (-1.200*US0001M + 5.400%), 12/25/2042	2,051,099	0.1
7,634,418	(4)	Fannie Mae REMIC Trust 2012-137 SN, 5.991%, (-1.000*US0001M + 6.100%), 12/25/2042	1,443,959	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,546,074	(4)	Fannie Mae REMIC Trust 2012-15 SP, 6.511%, (-1.000*US0001M + 6.620%), 06/25/2040	177,923	0.0
1,980,405	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	270,829	0.0
130,345		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	136,590	0.0
7,241,620	(4)	Fannie Mae REMIC Trust 2013-60 DS, 6.091%, (-1.000*US0001M + 6.200%), 06/25/2033	1,299,579	0.0
7,035,808	(4)	Fannie Mae REMIC Trust 2013-9 DS, 6.041%, (-1.000*US0001M + 6.150%), 02/25/2043	1,664,326	0.1
17,796,339	(4)	Fannie Mae REMIC Trust 2013-9 SA, 6.041%, (-1.000*US0001M + 6.150%), 03/25/2042	2,926,312	0.1
959,875	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	23,733	0.0
17,901,345	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,076,806	0.1
3,101,906	(4)	Fannie Mae REMICS 2005-66 SY, 6.591%, (-1.000*US0001M + 6.700%), 07/25/2035	645,732	0.0
5,382,940	(4)	Fannie Mae REMICS 2006-120 QD, 4.591%, (-1.000*US0001M + 4.700%), 10/25/2036	603,360	0.0
2,467,662	(4)	Fannie Mae REMICS 2006-59 XS, 7.091%, (-1.000*US0001M + 7.200%), 07/25/2036	524,479	0.0
2,753,048	(4)	Fannie Mae REMICS 2007-53 SX, 5.991%, (-1.000*US0001M + 6.100%), 06/25/2037	566,118	0.0
4,049,293	(4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	944,107	0.0
14,281,254	(4)	Fannie Mae REMICS 2010-139 SA, 5.921%, (-1.000*US0001M + 6.030%), 12/25/2040	2,933,744	0.1
879,710		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	991,009	0.0
90,078		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	95,263	0.0
3,271,969	(4)	Fannie Mae REMICS 2011-149 ES, 5.891%, (-1.000*US0001M + 6.000%), 07/25/2041	396,124	0.0
224,075		Fannie Mae REMICS 2012-150 CS, 5.837%, (-1.500*US0001M + 6.000%), 01/25/2043	188,522	0.0
12,595,872	(4)	Fannie Mae REMICS 2012-19 S, 5.841%, (-1.000*US0001M + 5.950%), 03/25/2042	2,374,016	0.1
24,665,530	(4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	4,577,940	0.1
8,773,078	(4)	Fannie Mae REMICS 2016-62 SC, 5.891%, (-1.000*US0001M + 6.000%), 09/25/2046	1,996,740	0.1
36,830,015	(4)	Fannie Mae REMICS 2016-88 CS, 5.941%, (-1.000*US0001M + 6.050%), 12/25/2046	7,281,062	0.2
10,225,150	(4)	Fannie Mae REMICS 2016-93 SL, 6.541%, (-1.000*US0001M + 6.650%), 12/25/2046	1,955,570	0.1
2,395,382		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	2,488,236	0.1
12,308,235	(4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	2,943,406	0.1
1,813,360		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,924,686	0.1
340,951		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	363,827	0.0
5,686,962	(4)	Fannie Mae REMICS 2018-43 SE, 6.141%, (-1.000*US0001M + 6.250%), 09/25/2038	1,142,509	0.0
1,187,307		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,249,025	0.0
9,964,525	(4)	Fannie Mae REMICS 2019-18 SA, 5.941%, (-1.000*US0001M + 6.050%), 05/25/2049	1,984,546	0.1
8,327,210	(4)	Fannie Mae REMICS 2019-25 PS, 5.941%, (-1.000*US0001M + 6.050%), 06/25/2049	1,741,225	0.1
32,612,081	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	5,369,106	0.2
161,135	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.860%, 03/25/2035	126,961	0.0
245,014	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.677%, 02/25/2036	230,615	0.0
28,653	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.263%, 08/25/2035	23,634	0.0
1,396,613	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.003%, 03/25/2048	1,453,730	0.1
1,489,721	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.003%, 03/25/2048	1,555,278	0.1
1,955,259	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.003%, 03/25/2048	2,020,885	0.1
1,694,939	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.064%, 04/25/2048	1,776,866	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,171,947	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,197,682	0.0
4,131,379	(4)	Freddie Mac 2815 GS, 5.894%, (-1.000*US0001M + 6.000%), 03/15/2034	768,498	0.0
577		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	582	0.0
179,570		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	203,503	0.0
167,858		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	188,845	0.0
77,267		Freddie Mac REMIC Trust 2411 FJ, 0.456%, (US0001M + 0.350%), 12/15/2029	77,388	0.0
108,121		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	122,705	0.0
123,828		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	127,150	0.0
242,268		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	279,055	0.0
154,282		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	179,485	0.0
253,206	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	51,973	0.0
305,797		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	358,613	0.0
909,102		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,044,403	0.0
648,024		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	736,049	0.0
732,217		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	832,453	0.0
4,822,496	(4)	Freddie Mac REMIC Trust 3045 DI, 6.624%, (-1.000*US0001M + 6.730%), 10/15/2035	984,324	0.0
1,525,906	(4)	Freddie Mac REMIC Trust 3064 SP, 6.494%, (-1.000*US0001M + 6.600%), 03/15/2035	92,399	0.0
304,599		Freddie Mac REMIC Trust 3065 DC, 19.542%, (-3.000*US0001M + 19.860%), 03/15/2035	422,921	0.0
540,717	(4)	Freddie Mac REMIC Trust 3102 IS, 24.178%, (-3.667*US0001M + 24.567%), 01/15/2036	318,546	0.0
2,493,271		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	2,860,507	0.1
1,422,888	(4)	Freddie Mac REMIC Trust 3170 SA, 6.494%, (-1.000*US0001M + 6.600%), 09/15/2033	287,017	0.0
766,387	(4)	Freddie Mac REMIC Trust 3171 PS, 6.379%, (-1.000*US0001M + 6.485%), 06/15/2036	128,539	0.0
1,161,675		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,349,233	0.0
293,625	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.359%, 03/15/2033	327,168	0.0
76,255		Freddie Mac REMIC Trust 3556 NT, 3.206%, (US0001M + 3.100%), 03/15/2038	77,604	0.0
5,593,263	(4)	Freddie Mac REMIC Trust 3589 SB, 6.094%, (-1.000*US0001M + 6.200%), 10/15/2039	1,104,743	0.0
845,107	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	113,479	0.0
5,515,844		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	6,384,854	0.2
1,923,873		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	2,241,538	0.1
968,625		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,099,814	0.0
272,217	(4)	Freddie Mac REMIC Trust 3752 WS, 6.494%, (-1.000*US0001M + 6.600%), 12/15/2039	5,770	0.0
971,255	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	7,634	0.0
1,153,839		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,245,959	0.0
4,379,534	(4)	Freddie Mac REMIC Trust 3856 KS, 6.444%, (-1.000*US0001M + 6.550%), 05/15/2041	794,256	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,699,984	0.1
1,154,974	(4)	Freddie Mac REMIC Trust 3925 SD, 5.944%, (-1.000*US0001M + 6.050%), 07/15/2040	118,400	0.0
5,538,179	(4)	Freddie Mac REMIC Trust 3925 SL, 5.944%, (-1.000*US0001M + 6.050%), 01/15/2041	543,367	0.0
207,012	(4)	Freddie Mac REMIC Trust 3936 GS, 6.594%, (-1.000*US0001M + 6.700%), 11/15/2025	827	0.0
10,584,444	(4)	Freddie Mac REMIC Trust 3951 SN, 6.444%, (-1.000*US0001M + 6.550%), 11/15/2041	2,165,275	0.1
1,079,847	(4)	Freddie Mac REMIC Trust 3984 NS, 6.494%, (-1.000*US0001M + 6.600%), 01/15/2040	19,103	0.0
673,599		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	753,161	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,518,993		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,846,350	0.1
750,631	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	28,181	0.0
2,500,074	(4)	Freddie Mac REMIC Trust 4094 YS, 6.594%, (-1.000*US0001M + 6.700%), 04/15/2040	195,923	0.0
6,834,728	(4)	Freddie Mac REMIC Trust 4102 MS, 6.494%, (-1.000*US0001M + 6.600%), 09/15/2042	1,467,026	0.1
668,990	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	98,721	0.0
4,269,475		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	4,585,319	0.1
28,630,160		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	31,797,812	0.9
7,142,330	(4)	Freddie Mac REMIC Trust 4313 SD, 6.044%, (-1.000*US0001M + 6.150%), 03/15/2044	1,398,658	0.0
11,003,927	(4)	Freddie Mac REMIC Trust 4313 SE, 6.044%, (-1.000*US0001M + 6.150%), 03/15/2044	2,135,680	0.1
1,283,636	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	59,855	0.0
1,168,851	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	190,503	0.0
7,709,172		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,620,846	0.3
4,033,991	(4)	Freddie Mac REMIC Trust 4346 ST, 6.094%, (-1.000*US0001M + 6.200%), 07/15/2039	516,310	0.0
11,912,227		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,338,595	0.4
3,635,503	(4)	Freddie Mac REMIC Trust 4386 LS, 5.994%, (-1.000*US0001M + 6.100%), 09/15/2044	616,101	0.0
7,537,110	(4)	Freddie Mac REMICS 3284 CI, 6.014%, (-1.000*US0001M + 6.120%), 03/15/2037	1,539,200	0.1
3,253,374	(4)	Freddie Mac REMICS 3311 IC, 6.304%, (-1.000*US0001M + 6.410%), 05/15/2037	624,791	0.0
6,876,994	(4)	Freddie Mac REMICS 3510 IC, 5.974%, (-1.000*US0001M + 6.080%), 08/15/2037	1,384,549	0.0
3,471,555	(4)	Freddie Mac REMICS 3575 ST, 6.494%, (-1.000*US0001M + 6.600%), 04/15/2039	668,607	0.0
10,137,132	(4)	Freddie Mac REMICS 3702 SB, 4.394%, (-1.000*US0001M + 4.500%), 08/15/2040	1,408,432	0.0
4,240,749	(4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	907,239	0.0
11,191,056	(4)	Freddie Mac REMICS 4675 KS, 5.894%, (-1.000*US0001M + 6.000%), 04/15/2047	2,374,713	0.1
159,256		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	162,690	0.0
14,888,726		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,103,063	0.5
1,912,859		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	2,049,619	0.1
27,232,005	(4)	Freddie Mac REMICS 4901 BS, 5.991%, (-1.000*US0001M + 6.100%), 07/25/2049	5,247,940	0.2
8,788,445		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,711,184	0.3
1,134,762	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.959%, (US0001M + 1.850%), 09/27/2049	1,132,600	0.0
3,900,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.409%, (US0001M + 2.300%), 10/25/2048	3,918,105	0.1
7,232,054	(4)	Freddie Mac Strips Series 311 S1, 5.844%, (-1.000*US0001M + 5.950%), 08/15/2043	1,395,484	0.0
463,409		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.109%, (US0001M + 4.000%), 08/25/2024	472,089	0.0
1,141,246		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.009%, (US0001M + 3.900%), 12/25/2027	1,162,430	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.959%, (US0001M + 3.850%), 03/25/2029	520,297	0.0
844,331		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.659%, (US0001M + 3.550%), 08/25/2029	869,621	0.0
689,453		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.759%, (US0001M + 2.650%), 12/25/2029	697,177	0.0
6,946,306		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.459%, (US0001M + 2.350%), 04/25/2030	7,064,967	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,149,399		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.909%, (US0001M + 1.800%), 07/25/2030	5,130,604	0.2
1,017,943		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.409%, (US0001M + 2.300%), 09/25/2030	1,022,539	0.0
306,738		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	360,339	0.0
339,864		Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.459%, (12MTA + 1.200%), 10/25/2044	345,066	0.0
26,542		Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375)%), 03/25/2024	26,804	0.0
559,916	(3),(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	103,499	0.0
13,637,737	(3),(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,734,524	0.1
12,612,510	(3),(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,824,449	0.1
4,817,728	(3),(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	800,273	0.0
13,412,661	(4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	904,118	0.0
9,701,509	(4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	901,810	0.0
12,106,959	(4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	1,310,903	0.0
8,379,288	(4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	690,256	0.0
13,837,994	(4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	1,133,125	0.0
11,618,717	(4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	952,684	0.0
11,990,388	(4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	1,215,521	0.0
804,760	(1),(5)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 07/25/2024), 04/25/2065	817,630	0.0
9,069,942	(4)	Ginnie Mae 2007-35 KY, 6.344%, (-1.000*US0001M + 6.450%), 06/16/2037	1,820,679	0.1
715,835		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	734,145	0.0
608,872		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	626,826	0.0
278,876		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	276,813	0.0
248,270		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	254,309	0.0
659,247	(4)	Ginnie Mae Series 2005-7 AH, 6.664%, (-1.000*US0001M + 6.770%), 02/16/2035	122,965	0.0
323,732		Ginnie Mae Series 2007-8 SP, 21.689%, (-3.242*US0001M + 22.048%), 03/20/2037	515,404	0.0
1,885,062	(4)	Ginnie Mae Series 2008-35 SN, 6.289%, (-1.000*US0001M + 6.400%), 04/20/2038	320,494	0.0
983,252	(4)	Ginnie Mae Series 2008-40 PS, 6.394%, (-1.000*US0001M + 6.500%), 05/16/2038	186,155	0.0
7,705,512	(4)	Ginnie Mae Series 2009-106 SU, 6.089%, (-1.000*US0001M + 6.200%), 05/20/2037	1,451,928	0.1
2,540,923	(4)	Ginnie Mae Series 2009-25 KS, 6.089%, (-1.000*US0001M + 6.200%), 04/20/2039	515,936	0.0
1,255,718		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,419,832	0.0
1,503,304		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,687,349	0.1
65,883	(4)	Ginnie Mae Series 2009-33 SN, 6.189%, (-1.000*US0001M + 6.300%), 05/20/2039	262	0.0
12,828,409		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,894,324	0.4
1,705,822	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	180,567	0.0
1,646,891	(4)	Ginnie Mae Series 2010-116 NS, 6.544%, (-1.000*US0001M + 6.650%), 09/16/2040	295,714	0.0
4,760,644	(4)	Ginnie Mae Series 2010-116 SK, 6.509%, (-1.000*US0001M + 6.620%), 08/20/2040	935,111	0.0
6,643,096	(4)	Ginnie Mae Series 2010-149 HS, 5.994%, (-1.000*US0001M + 6.100%), 05/16/2040	728,092	0.0
2,444,148	(4)	Ginnie Mae Series 2010-4 SP, 6.394%, (-1.000*US0001M + 6.500%), 01/16/2039	285,829	0.0
2,605,073		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	2,925,427	0.1
1,149,698	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	94,824	0.0
1,741,382	(4)	Ginnie Mae Series 2010-68 MS, 5.739%, (-1.000*US0001M + 5.850%), 06/20/2040	325,595	0.0
3,872,992	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	843,799	0.0
2,005,994	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	117,105	0.0
428,541	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	22,255	0.0
38,133		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	42,115	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

3,902,616	(4)	Ginnie Mae Series 2011-80 KS, 6.559%, (-1.000*US0001M + 6.670%), 06/20/2041	855,588	0.0
347,973	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	17,715	0.0
9,465,570	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,657,640	0.1
7,691,872	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,654,054	0.1
7,738,847		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	8,175,452	0.2
6,977,498	(4)	Ginnie Mae Series 2014-3 SU, 5.939%, (-1.000*US0001M + 6.050%), 07/20/2039	1,236,106	0.0
1,428,148		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,648,496	0.1
8,610,156	(4)	Ginnie Mae Series 2014-55 MS, 6.094%, (-1.000*US0001M + 6.200%), 04/16/2044	1,724,730	0.1
8,179,501	(4)	Ginnie Mae Series 2014-56 SP, 6.094%, (-1.000*US0001M + 6.200%), 12/16/2039	1,335,281	0.0
7,809,506	(4)	Ginnie Mae Series 2014-58 CS, 5.494%, (-1.000*US0001M + 5.600%), 04/16/2044	1,311,640	0.0
10,037,661	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,218,091	0.1
3,978,859	(4)	Ginnie Mae Series 2014-99 S, 5.489%, (-1.000*US0001M + 5.600%), 06/20/2044	767,939	0.0
2,426,757		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	2,591,832	0.1
2,850,701		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	3,038,415	0.1
42,584,980	(4)	Ginnie Mae Series 2019-145 LS, 2.719%, (-1.000*US0001M + 2.830%), 11/20/2049	2,752,821	0.1
1,050,150	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,058,707	0.0
1,478,606	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	1,494,608	0.1
1,183,723	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	1,200,335	0.0
2,503		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,611	0.0
50,222		HarborView Mortgage Loan Trust 2005-2 2A1A, 0.550%, (US0001M + 0.440%), 05/19/2035	48,467	0.0
188,155		HomeBanc Mortgage Trust 2004-1 2A, 0.969%, (US0001M + 0.860%), 08/25/2029	185,379	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 0.814%, (US0001M + 0.470%), 10/25/2035	3,086,561	0.1
2,641,813		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.529%, (US0001M + 0.420%), 04/25/2046	2,512,509	0.1
2,137,399		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.529%, (US0001M + 0.420%), 02/25/2046	1,756,184	0.1
6,610	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.594%, 02/25/2035	6,727	0.0
78,220	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.578%, 07/25/2035	80,252	0.0
1,181,124	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,203,663	0.0
4,312,016	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.921%, 11/25/2048	4,515,915	0.1
1,582,391	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.921%, 11/25/2048	1,639,295	0.1
1,025,809	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	1,050,908	0.0
1,582,282	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.738%, 06/25/2048	1,653,491	0.1
1,582,282	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.738%, 06/25/2048	1,629,146	0.1
1,954,584	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.738%, 06/25/2048	1,980,642	0.1
1,403,162	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.753%, 09/25/2048	1,455,111	0.1
1,264,657	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.750%, 10/25/2048	1,317,608	0.0
151,984	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	155,562	0.0
2,418,852	(1),(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.178%, 02/25/2050	2,411,125	0.1
1,944,479	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	1,969,487	0.1
2,443,298	(1),(3)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.865%, 10/25/2049	2,584,818	0.1
484,148	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	491,529	0.0
1,972,424	(1),(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.705%, 12/25/2050	2,051,691	0.1
1,113,778	(1),(3)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	1,121,810	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,344,128	(1),(3)	JP Morgan Mortgage Trust 2020-8 B1, 3.603%, 03/25/2051	2,438,967	0.1
1,433,402	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.603%, 03/25/2051	1,485,568	0.1
1,902,624	(1),(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.603%, 03/25/2051	1,935,144	0.1
1,027,469	(1),(3)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	1,043,053	0.0
2,299,183,145	(1),(4)	L Street Securities 2017-PM1 XIO, 0.030%, 10/25/2048	753,902	0.0
7,151,273	(4)	Lehman Mortgage Trust 2006-9 2A5, 6.511%, (-1.000*US0001M + 6.620%), 01/25/2037	1,576,253	0.1
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 0.469%, (US0001M + 0.360%), 11/25/2035	2,521,553	0.1
700,000	(1)	Mello Warehouse Securitization Trust 2021-1 C, 1.209%, (US0001M + 1.100%), 02/25/2055	700,602	0.0
63,051	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.123%, 05/25/2033	64,765	0.0
129,099		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.869%, (US0001M + 0.380%), 08/25/2035	129,661	0.0
22,746		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.609%, (US0001M + 0.250%), 11/25/2035	22,612	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.909%, (US0001M + 1.800%), 09/25/2035	2,002,228	0.1
1,448,121		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,105,184	0.0
1,513,170	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,624,537	0.1
16,818	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	17,223	0.0
494,570		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	459,555	0.0
907,711	(1),(3)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	923,419	0.0
445,387	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.368%, (US0001M + 0.250%), 02/26/2037	447,481	0.0
1,381		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,437	0.0
2,199,049		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	2,450,089	0.1
48,489		Sequoia Mortgage Trust 2003-4 2A1, 0.811%, (US0001M + 0.350%), 07/20/2033	48,440	0.0
23,718	(3)	Sequoia Mortgage Trust 2005-4 2A1, 2.789%, 04/20/2035	25,044	0.0
886,056	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.954%, 10/25/2044	917,400	0.0
886,535	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.877%, 11/25/2044	912,540	0.0
890,457	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.734%, 05/25/2045	935,253	0.0
984,205	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/2045	993,401	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,986,085	0.1
527,536	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	538,338	0.0
4,697,909	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.472%, 02/25/2048	5,024,705	0.2
456,419	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	467,167	0.0
2,057,528	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.385%, 04/25/2050	1,990,259	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	696,204	0.0
45,966	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.972%, 08/25/2035	44,544	0.0
881,868	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.699%, 04/25/2035	844,680	0.0
177,847		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.610%, (US0001M + 0.250%), 07/19/2035	172,531	0.0
78,840		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.610%, (US0001M + 0.250%), 07/19/2035	79,932	0.0
254,522	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 3.054%, 10/25/2046	257,793	0.0
6,116		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.707%, (COF 11 + 1.250%), 02/27/2034	6,255	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

17,897		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.659%, (12MTA + 1.400%), 08/25/2042	17,605	0.0
26,678		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.749%, (US0001M + 0.320%), 01/25/2045	26,541	0.0
628,874	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.499%, 10/25/2036	612,825	0.0
285,615		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.957%, (COF 11 + 1.500%), 07/25/2046	280,200	0.0
47,320,460	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.902%, 08/25/2045	1,786,873	0.1
1,402,115		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.089%, (US0001M + 0.490%), 10/25/2045	1,392,047	0.0
579,471	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.037%, 10/25/2036	581,612	0.0
1,131,482	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.526%, 12/25/2036	1,082,697	0.0
2,010,402	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.112%, 08/25/2046	2,002,366	0.1
2,721,823	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.129%, 04/25/2037	2,556,495	0.1
1,805,811	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.086%, 07/25/2037	1,789,664	0.1
2,264,620		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,159,080	0.1
197,079		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	197,380	0.0
3,724,803		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.219%, (12MTA + 0.960%), 08/25/2046	2,535,957	0.1
1,600,470		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.209%, (US0001M + 0.100%), 12/25/2036	1,085,935	0.0
1,205,472		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.539%, (US0001M + 0.430%), 06/25/2037	957,930	0.0
104,864	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.966%, 05/25/2035	104,481	0.0
267,096	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.909%, 04/25/2036	262,029	0.0
1,478,903	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.411%, 12/25/2049	1,489,059	0.1
866,750	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.761%, 08/20/2045	896,470	0.0

	Total Collateralized Mortgage Obligations
	(Cost $540,119,613)		553,476,633	16.3

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	652,289	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	273,997	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	473,927	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	258,263	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	452,542	0.0

	Total Municipal Bonds
	(Cost $1,500,000)		2,111,018	0.1

U.S. TREASURY OBLIGATIONS: 6.2%
		U.S. Treasury Bonds: 2.4%
17,000		1.250%,05/15/2050	12,834	0.0
920,000		1.375%,11/15/2040	782,863	0.0
41,850,000		1.625%,11/15/2050	34,885,898	1.0
48,494,000	(2)	1.875%,02/15/2041	45,167,615	1.4
			80,849,210	2.4

		U.S. Treasury Notes: 3.8%
52,565,400		0.125%,03/31/2023	52,532,547	1.6
25,000		0.125%,10/15/2023	24,921	0.0
42,386,300		0.250%,03/15/2024	42,275,367	1.2
13,376,000		0.750%,03/31/2026	13,260,528	0.4
776,000		1.125%,02/15/2031	733,259	0.0
21,017,000		1.250%,03/31/2028	20,801,904	0.6
			129,628,526	3.8

	Total U.S. Treasury Obligations
	(Cost $214,458,439)		210,477,736	6.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.3%
	Federal Home Loan Mortgage Corporation: 3.2%(6)
53,401	2.011%, (US0012M + 1.345%),09/01/2035	55,875	0.0
13,107	2.376%, (H15T1Y + 2.250%),11/01/2035	13,771	0.0
5,895	2.404%, (H15T1Y + 2.250%),11/01/2031	5,936	0.0
1,027,825	2.500%,05/01/2030	1,078,510	0.0
572,327	2.500%,05/01/2030	599,574	0.0
1,200,485	2.500%,06/01/2030	1,259,692	0.1
1,208	2.555%, (H15T1Y + 2.210%),06/01/2024	1,208	0.0
127,467	2.657%, (H15T1Y + 2.462%),01/01/2029	127,697	0.0
433,752	2.789%, (US0012M + 1.721%),06/01/2035	459,083	0.0
3,856,146	3.000%,03/01/2045	4,092,296	0.1
3,127,779	3.000%,03/01/2045	3,305,185	0.1
3,039,827	3.000%,04/01/2045	3,223,111	0.1
3,046,086	3.000%,04/01/2045	3,221,204	0.1
5,976,561	3.000%,10/01/2046	6,309,839	0.2
7,272,314	3.000%,10/01/2046	7,759,706	0.2
8,101,035	3.000%,03/01/2048	8,546,804	0.3
1,426,590	3.500%,08/01/2042	1,551,533	0.1
3,192,016	3.500%,03/01/2045	3,441,561	0.1
639,179	3.500%,04/01/2045	685,705	0.0
275,255	3.500%,05/01/2045	291,312	0.0
1,138,214	3.500%,05/01/2045	1,225,254	0.1
641,728	3.500%,06/01/2045	690,931	0.0
720,446	3.500%,07/01/2045	774,780	0.0
687,968	3.500%,07/01/2045	737,797	0.0
758,376	3.500%,08/01/2045	819,399	0.0
1,117,226	3.500%,08/01/2045	1,204,836	0.1
437,684	3.500%,08/01/2045	465,001	0.0
699,194	3.500%,08/01/2045	755,366	0.0
1,085,165	3.500%,08/01/2045	1,171,434	0.0
844,149	3.500%,09/01/2045	903,815	0.0
1,982,511	3.500%,09/01/2045	2,135,480	0.1
414,461	3.500%,09/01/2045	440,117	0.0
1,325,744	3.500%,11/01/2045	1,428,584	0.1
5,957,441	3.500%,12/01/2046	6,411,087	0.2
15,724,708	3.500%,03/01/2048	16,971,743	0.5
2,324	3.539%, (H15T1Y + 2.250%),03/01/2036	2,493	0.0
3,085	3.750%, (H15T1Y + 2.250%),04/01/2032	3,115	0.0
1,217,928	4.000%,10/01/2041	1,340,911	0.1
1,542,439	4.000%,12/01/2041	1,700,807	0.1
288,093	4.000%,07/01/2045	316,243	0.0
179,682	4.000%,09/01/2045	195,981	0.0
3,790,187	4.000%,09/01/2045	4,155,731	0.1
1,792,435	4.000%,09/01/2045	1,958,006	0.1
2,323,716	4.000%,09/01/2045	2,570,745	0.1
1,533,397	4.000%,05/01/2047	1,662,579	0.1
512,026	4.000%,11/01/2047	551,763	0.0
422,538	4.000%,03/01/2048	454,752	0.0
1,356,313	4.000%,06/01/2048	1,500,245	0.1
5,960	4.500%,06/01/2039	6,726	0.0
18,850	4.500%,09/01/2040	21,016	0.0
73,715	4.500%,03/01/2041	83,239	0.0
561,079	4.500%,08/01/2041	633,129	0.0
362,883	4.500%,08/01/2041	411,106	0.0
462,369	4.500%,09/01/2041	519,012	0.0
180,578	4.500%,09/01/2041	202,889	0.0
1,073,565	4.500%,09/01/2041	1,200,169	0.0
273,887	4.500%,09/01/2041	309,057	0.0
23,103	5.000%,05/01/2028	25,818	0.0
99,085	5.000%,05/01/2035	113,477	0.0
282,657	5.000%,01/01/2041	324,457	0.0
222,438	5.000%,04/01/2041	257,195	0.0
1,082	5.500%,11/01/2021	1,207	0.0
13,603	5.500%,03/01/2023	15,172	0.0
3,959	5.500%,05/01/2023	4,416	0.0
10,197	5.500%,03/01/2034	11,912	0.0
3,130	5.500%,05/01/2036	3,614	0.0
69,197	5.500%,06/01/2036	81,068	0.0
7,738	5.500%,12/01/2036	9,073	0.0
40,132	5.500%,03/01/2037	47,122	0.0
12,471	5.500%,04/01/2037	14,674	0.0
60,394	5.500%,05/01/2037	70,986	0.0
107,012	5.500%,07/01/2037	123,822	0.0
16,659	5.500%,09/01/2037	18,634	0.0
11,729	5.500%,10/01/2037	13,801	0.0
38,618	5.500%,11/01/2037	45,424	0.0
108,732	5.500%,12/01/2037	127,897	0.0
29,730	5.500%,12/01/2037	34,982	0.0
9,330	5.500%,01/01/2038	10,959	0.0
8,249	5.500%,01/01/2038	9,700	0.0
103,714	5.500%,02/01/2038	122,038	0.0
79,320	5.500%,02/01/2038	93,298	0.0
66,844	5.500%,03/01/2038	78,640	0.0
94,194	5.500%,04/01/2038	110,814	0.0
8,113	5.500%,05/01/2038	9,547	0.0
50,150	5.500%,05/01/2038	57,094	0.0
57,247	5.500%,06/01/2038	67,213	0.0
206,644	5.500%,06/01/2038	243,156	0.0
189,059	5.500%,07/01/2038	222,417	0.0
10,587	5.500%,08/01/2038	12,271	0.0
38,002	5.500%,08/01/2038	44,688	0.0
43,511	5.500%,09/01/2038	51,161	0.0
37,513	5.500%,10/01/2038	44,138	0.0
42,546	5.500%,10/01/2038	50,058	0.0
121,068	5.500%,11/01/2038	140,740	0.0
3,913	5.500%,11/01/2038	4,592	0.0
10,345	5.500%,12/01/2038	12,172	0.0
14,489	5.500%,12/01/2038	16,970	0.0
34,708	5.500%,01/01/2039	40,814	0.0
69,741	5.500%,03/01/2039	81,780	0.0
27,526	5.500%,07/01/2039	32,379	0.0
18,242	5.500%,12/01/2039	21,450	0.0
115,914	5.500%,03/01/2040	136,370	0.0
40,488	5.500%,08/01/2040	47,603	0.0
38,024	5.500%,08/01/2040	42,515	0.0
82,354	5.500%,08/01/2040	96,832	0.0
405,912	6.000%,09/01/2027	456,394	0.0
5,386	6.000%,02/01/2029	6,057	0.0
8,048	6.000%,05/01/2035	9,391	0.0
314,239	6.000%,03/01/2037	374,342	0.0
3,198	6.000%,05/01/2037	3,826	0.0
37,703	6.000%,07/01/2037	45,037	0.0
46,007	6.000%,08/01/2037	55,050	0.0
11,770	6.000%,08/01/2037	13,896	0.0
264,935	6.000%,09/01/2037	315,939	0.0
701	6.000%,10/01/2037	837	0.0
10,064	6.000%,11/01/2037	12,043	0.0
2,014	6.000%,12/01/2037	2,282	0.0
7,363	6.000%,12/01/2037	8,788	0.0
295,990	6.000%,01/01/2038	349,480	0.0
1,359	6.000%,04/01/2038	1,611	0.0
7,935	6.000%,06/01/2038	9,129	0.0
780	6.000%,07/01/2038	922	0.0
29,196	6.000%,08/01/2038	33,867	0.0
57,490	6.000%,11/01/2038	67,855	0.0
12,569	6.000%,05/01/2039	14,535	0.0
10,533	6.000%,08/01/2039	12,270	0.0
1,743	6.000%,09/01/2039	1,962	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

789,642		6.500%,09/01/2034	907,294	0.0
			107,913,907	3.2

		Federal National Mortgage Association: 0.1%(6)
54,595		1.579%, (12MTA + 1.200%),08/01/2042	56,220	0.0
32,398		1.579%, (12MTA + 1.200%),08/01/2042	33,294	0.0
22,279		1.579%, (12MTA + 1.200%),10/01/2044	22,954	0.0
31,128		1.579%, (12MTA + 1.200%),10/01/2044	31,714	0.0
74,825		1.588%, (US0001M + 1.422%),02/01/2033	75,713	0.0
64,897		1.623%, (US0006M + 1.373%),09/01/2035	65,482	0.0
117,724		2.010%, (US0012M + 1.610%),02/01/2034	121,867	0.0
26,346		2.050%, (US0012M + 1.675%),02/01/2035	26,297	0.0
16,387		2.096%, (US0012M + 1.444%),08/01/2035	16,576	0.0
56,420		2.128%, (US0012M + 1.486%),07/01/2035	57,115	0.0
357,613		2.157%, (H15T1Y + 1.711%),08/01/2035	361,174	0.1
145,964		2.158%, (US0012M + 1.661%),10/01/2035	146,698	0.0
180,113		2.310%, (US0012M + 1.810%),09/01/2034	190,746	0.0
155,789		2.326%, (H15T1Y + 2.175%),10/01/2035	157,570	0.0
1,988		2.440%, (H15T1Y + 2.215%),09/01/2031	1,992	0.0
98,744		2.853%, (US0012M + 1.480%),04/01/2035	99,461	0.0
3,072		3.274%, (COF 11 + 1.251%),05/01/2036	3,186	0.0
8,169		3.710%, (H15T1Y + 2.210%),04/01/2032	8,151	0.0
31,582		4.060%, (COF 11 + 1.926%),12/01/2036	33,231	0.0
			1,509,441	0.1

		Government National Mortgage Association: 2.4%
10,861,000	(7)	2.000%,04/01/2051	10,967,065	0.3
39,046,000	(7)	2.500%,05/01/2050	40,212,805	1.2
3,790,000	(7)	3.000%,04/21/2050	3,948,558	0.1
700,001		3.000%,06/20/2050	729,848	0.0
3,692,865		3.500%,07/20/2046	3,950,236	0.1
638,994		3.500%,07/20/2047	680,154	0.0
8,547,517		3.500%,12/20/2047	9,170,701	0.3
4,473,495		3.500%,01/20/2048	4,794,667	0.2
628,350		4.000%,11/20/2040	696,244	0.0
1,224,636		4.000%,03/20/2046	1,344,797	0.1
937,590		4.500%,08/20/2041	1,051,969	0.1
519,383		4.500%,01/20/2047	577,053	0.0
16,748		5.000%,11/15/2035	19,239	0.0
1,906		5.000%,11/15/2035	2,148	0.0
5,409		5.000%,11/15/2035	6,102	0.0
7,152		5.000%,11/15/2035	8,331	0.0
57,262		5.000%,06/15/2037	64,620	0.0
128,416		5.000%,03/15/2038	149,137	0.0
39,118		5.000%,03/15/2038	45,594	0.0
7,113		5.000%,06/15/2038	8,213	0.0
370		5.000%,07/15/2038	418	0.0
2,729		5.000%,09/15/2038	3,165	0.0
12,921		5.000%,11/15/2038	14,883	0.0
39,382		5.000%,11/15/2038	45,920	0.0
7,990		5.000%,12/15/2038	9,012	0.0
71,910		5.000%,12/15/2038	83,509	0.0
868,534		5.000%,12/15/2038	1,012,747	0.0
63,808		5.000%,01/15/2039	74,391	0.0
96,949		5.000%,01/15/2039	112,900	0.0
797,465		5.000%,01/15/2039	924,701	0.0
34,408		5.000%,02/15/2039	40,088	0.0
98,959		5.000%,02/15/2039	115,295	0.0
71,027		5.000%,02/15/2039	81,845	0.0
134,285		5.000%,03/15/2039	156,106	0.0
1,950		5.000%,03/15/2039	2,273	0.0
72,796		5.000%,03/15/2039	84,626	0.0
74,305		5.000%,03/15/2039	86,571	0.0
95,418		5.000%,04/15/2039	111,238	0.0
129,174		5.000%,05/15/2039	150,072	0.0
417		5.000%,05/15/2039	471	0.0
48,038		5.000%,05/15/2039	55,792	0.0
64,315		5.000%,07/15/2039	74,961	0.0
64,524		5.000%,09/15/2039	75,225	0.0
9,490		5.000%,11/15/2039	11,028	0.0
1,741		5.000%,04/15/2040	2,028	0.0
13,174		5.000%,06/15/2040	15,349	0.0
24,946		5.000%,09/15/2040	29,062	0.0
18,326		5.000%,09/15/2040	20,658	0.0
62,436		5.000%,10/15/2040	72,582	0.0
48,393		5.000%,05/15/2042	54,609	0.0
304,709		5.000%,02/20/2043	348,730	0.0
8,039	(3)	5.500%,03/20/2060	8,861	0.0
			82,306,597	2.4

		Uniform Mortgage-Backed Securities: 6.6%
21,652,000	(7)	2.000%,05/01/2050	21,573,343	0.7
1,598,824		2.500%,05/01/2030	1,676,536	0.1
2,508,843		2.500%,06/01/2030	2,626,899	0.1
3,484,032		2.500%,06/01/2030	3,648,013	0.1
1,487,758		2.500%,07/01/2030	1,557,838	0.1
3,373,734		3.000%,08/01/2030	3,586,404	0.1
1,827,565		3.000%,09/01/2030	1,943,636	0.1
1,079,570		3.000%,08/01/2043	1,149,474	0.1
2,166,220		3.000%,09/01/2043	2,293,103	0.1
7,315,225		3.000%,04/01/2045	7,759,815	0.2
4,707,610		3.000%,08/01/2046	4,984,407	0.2
494,205		3.000%,09/01/2046	519,896	0.0
6,952,606		3.000%,01/01/2047	7,284,532	0.2
755,314		3.500%,12/01/2041	816,675	0.0
586,902		3.500%,08/01/2042	636,262	0.0
156,908		3.500%,08/01/2042	169,608	0.0
836,417		3.500%,10/01/2042	904,527	0.0
526,998		3.500%,10/01/2042	569,913	0.0
329,388		3.500%,03/01/2043	358,106	0.0
2,561,589		3.500%,01/01/2046	2,751,731	0.1
4,339,696		3.500%,02/01/2046	4,694,639	0.2
20,647,954		3.500%,08/01/2046	22,347,233	0.7
3,443,149		3.500%,08/01/2046	3,716,890	0.1
4,334,584		3.500%,09/01/2047	4,606,605	0.2
2,763,210		3.500%,12/01/2047	2,931,644	0.1
10,019,733		3.500%,07/01/2048	10,808,949	0.3
882		4.000%,07/01/2021	939	0.0
1,931,852		4.000%,09/01/2026	2,056,671	0.1
4,070		4.000%,05/01/2029	4,366	0.0
30,398		4.000%,11/01/2030	32,915	0.0
16,582		4.000%,02/01/2031	17,952	0.0
8,857		4.000%,10/01/2031	9,719	0.0
6,314,154		4.000%,12/01/2039	6,954,585	0.2
1,106,199		4.000%,07/01/2042	1,225,128	0.1
2,931,669		4.000%,07/01/2042	3,247,323	0.1
306,750		4.000%,07/01/2042	339,780	0.0
188,761		4.000%,08/01/2042	202,599	0.0
952,976		4.000%,08/01/2042	1,050,439	0.1
169,395		4.000%,08/01/2042	181,826	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,232,940	4.000%,08/01/2043	2,473,507	0.1
3,414,227	4.000%,09/01/2043	3,764,493	0.1
132,693	4.000%,10/01/2043	145,624	0.0
266,519	4.000%,10/01/2043	292,323	0.0
5,673,385	4.000%,01/01/2045	6,323,938	0.2
562,660	4.000%,06/01/2045	615,673	0.0
1,053,241	4.000%,07/01/2045	1,163,908	0.1
2,922,115	4.000%,07/01/2045	3,234,073	0.1
4,840,714	4.000%,02/01/2046	5,292,346	0.2
1,246,576	4.000%,06/01/2047	1,349,809	0.1
817,309	4.000%,03/01/2048	879,366	0.0
300,339	4.000%,03/01/2048	322,805	0.0
5,844,656	4.000%,09/01/2048	6,325,373	0.2
31,890	4.500%,10/01/2025	34,653	0.0
626,370	4.500%,07/01/2026	664,877	0.0
449,205	4.500%,04/01/2029	488,913	0.0
83,647	4.500%,06/01/2029	91,019	0.0
6,896	4.500%,06/01/2029	7,505	0.0
83,266	4.500%,07/01/2029	90,630	0.0
1,983	4.500%,10/01/2029	2,177	0.0
10,304	4.500%,06/01/2030	11,307	0.0
385,926	4.500%,10/01/2030	425,674	0.0
79,308	4.500%,02/01/2031	87,284	0.0
61,830	4.500%,05/01/2031	68,204	0.0
44,407	4.500%,10/01/2033	49,429	0.0
24,774	4.500%,01/01/2034	27,578	0.0
4,772	4.500%,07/01/2034	5,268	0.0
20,570	4.500%,09/01/2035	22,667	0.0
4,228	4.500%,09/01/2035	4,729	0.0
40,844	4.500%,11/01/2035	45,410	0.0
134,115	4.500%,02/01/2036	145,996	0.0
84,056	4.500%,01/01/2037	94,552	0.0
41,176	4.500%,09/01/2037	45,823	0.0
1,958	4.500%,02/01/2038	2,152	0.0
27,123	4.500%,01/01/2039	30,588	0.0
33,871	4.500%,02/01/2039	38,014	0.0
2,078	4.500%,02/01/2039	2,263	0.0
17,536	4.500%,04/01/2039	19,776	0.0
50,738	4.500%,04/01/2039	56,493	0.0
86,748	4.500%,04/01/2039	97,807	0.0
15,339	4.500%,05/01/2039	17,242	0.0
81,575	4.500%,05/01/2039	91,987	0.0
970,874	4.500%,05/01/2039	1,089,604	0.1
90,365	4.500%,05/01/2039	100,666	0.0
4,977	4.500%,05/01/2039	5,615	0.0
447	4.500%,05/01/2039	504	0.0
90,312	4.500%,05/01/2039	101,814	0.0
119,193	4.500%,06/01/2039	134,412	0.0
4,768	4.500%,06/01/2039	5,380	0.0
61,552	4.500%,07/01/2039	69,441	0.0
18,967	4.500%,07/01/2039	21,395	0.0
46,632	4.500%,07/01/2039	51,953	0.0
137,811	4.500%,08/01/2039	155,410	0.0
66,293	4.500%,08/01/2039	74,360	0.0
245,929	4.500%,08/01/2039	273,927	0.0
78,675	4.500%,08/01/2039	88,291	0.0
193,560	4.500%,09/01/2039	218,300	0.0
195,772	4.500%,10/01/2039	220,042	0.0
12,673	4.500%,11/01/2039	14,218	0.0
103,647	4.500%,11/01/2039	116,889	0.0
5,125	4.500%,12/01/2039	5,750	0.0
7,527	4.500%,12/01/2039	8,199	0.0
457,842	4.500%,01/01/2040	509,866	0.0
3,746	4.500%,01/01/2040	4,101	0.0
97,011	4.500%,02/01/2040	109,034	0.0
206,260	4.500%,02/01/2040	232,606	0.0
63,273	4.500%,04/01/2040	70,978	0.0
745,959	4.500%,04/01/2040	836,969	0.0
36,621	4.500%,05/01/2040	40,101	0.0
211,620	4.500%,05/01/2040	233,318	0.0
44,632	4.500%,06/01/2040	50,327	0.0
146,193	4.500%,06/01/2040	164,324	0.0
312,200	4.500%,06/01/2040	347,734	0.0
78,705	4.500%,06/01/2040	87,703	0.0
4,057	4.500%,06/01/2040	4,550	0.0
37,820	4.500%,07/01/2040	42,132	0.0
96,255	4.500%,07/01/2040	108,016	0.0
145,515	4.500%,07/01/2040	164,135	0.0
7,198	4.500%,08/01/2040	7,959	0.0
26,256	4.500%,08/01/2040	29,249	0.0
112,619	4.500%,08/01/2040	127,007	0.0
2,565	4.500%,08/01/2040	2,858	0.0
45,057	4.500%,08/01/2040	50,491	0.0
146,194	4.500%,08/01/2040	164,183	0.0
90,967	4.500%,08/01/2040	102,061	0.0
21,168	4.500%,09/01/2040	23,753	0.0
20,694	4.500%,09/01/2040	23,049	0.0
33,064	4.500%,09/01/2040	36,770	0.0
239,295	4.500%,09/01/2040	268,417	0.0
13,309	4.500%,09/01/2040	14,473	0.0
105,085	4.500%,09/01/2040	114,638	0.0
26,668	4.500%,09/01/2040	30,068	0.0
56,241	4.500%,10/01/2040	62,663	0.0
154,538	4.500%,10/01/2040	174,314	0.0
37,296	4.500%,10/01/2040	41,559	0.0
199,401	4.500%,10/01/2040	224,792	0.0
98,810	4.500%,10/01/2040	110,088	0.0
82,356	4.500%,11/01/2040	92,848	0.0
1,093,695	4.500%,11/01/2040	1,233,811	0.1
509,797	4.500%,11/01/2040	567,728	0.0
499,216	4.500%,11/01/2040	549,937	0.0
66,708	4.500%,11/01/2040	75,260	0.0
105,441	4.500%,12/01/2040	118,934	0.0
3,155	4.500%,12/01/2040	3,515	0.0
29,689	4.500%,12/01/2040	33,316	0.0
13,353	4.500%,12/01/2040	14,747	0.0
47,218	4.500%,12/01/2040	53,248	0.0
223,473	4.500%,12/01/2040	252,086	0.0
113,208	4.500%,12/01/2040	126,100	0.0
47,405	4.500%,12/01/2040	52,815	0.0
40,355	4.500%,12/01/2040	45,518	0.0
265,512	4.500%,01/01/2041	295,920	0.0
594,681	4.500%,01/01/2041	667,149	0.0
168,673	4.500%,01/01/2041	187,900	0.0
43,519	4.500%,01/01/2041	48,795	0.0
32,749	4.500%,01/01/2041	36,941	0.0
77,924	4.500%,02/01/2041	86,159	0.0
99,239	4.500%,02/01/2041	111,278	0.0
97,441	4.500%,02/01/2041	109,342	0.0
30,516	4.500%,02/01/2041	34,243	0.0
67,648	4.500%,02/01/2041	75,795	0.0
23,414	4.500%,03/01/2041	25,607	0.0
72,119	4.500%,03/01/2041	80,220	0.0
221,839	4.500%,03/01/2041	247,634	0.0
57,124	4.500%,03/01/2041	63,631	0.0
28,702	4.500%,03/01/2041	31,974	0.0
101,599	4.500%,03/01/2041	114,588	0.0
5,554	4.500%,03/01/2041	6,180	0.0
29,487	4.500%,03/01/2041	32,852	0.0
79,571	4.500%,03/01/2041	86,849	0.0
282,863	4.500%,04/01/2041	317,966	0.0
47,188	4.500%,04/01/2041	53,043	0.0
163,132	4.500%,04/01/2041	178,367	0.0
8,050	4.500%,04/01/2041	9,081	0.0
17,982	4.500%,04/01/2041	19,569	0.0
483,874	4.500%,04/01/2041	549,806	0.0
51,073	4.500%,04/01/2041	55,614	0.0
414,641	4.500%,05/01/2041	465,173	0.0
22,212	4.500%,05/01/2041	24,745	0.0
533,589	4.500%,05/01/2041	593,547	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

11,843	4.500%,05/01/2041	12,893	0.0
3,975	4.500%,05/01/2041	4,469	0.0
383,458	4.500%,05/01/2041	427,115	0.0
7,923	4.500%,05/01/2041	8,939	0.0
212,505	4.500%,05/01/2041	240,053	0.0
32,322	4.500%,05/01/2041	36,460	0.0
50,322	4.500%,06/01/2041	55,151	0.0
230,391	4.500%,06/01/2041	256,259	0.0
16,124	4.500%,06/01/2041	18,185	0.0
202,297	4.500%,07/01/2041	228,363	0.0
34,248	4.500%,07/01/2041	37,394	0.0
54,149	4.500%,07/01/2041	60,907	0.0
5,244	4.500%,07/01/2041	5,842	0.0
2,679	4.500%,07/01/2041	3,026	0.0
38,884	4.500%,07/01/2041	43,323	0.0
16,490	4.500%,07/01/2041	18,602	0.0
83,322	4.500%,07/01/2041	93,981	0.0
148,562	4.500%,08/01/2041	167,758	0.0
58,668	4.500%,08/01/2041	64,846	0.0
22,278	4.500%,08/01/2041	24,825	0.0
134,778	4.500%,08/01/2041	146,755	0.0
170,965	4.500%,08/01/2041	190,060	0.0
238,266	4.500%,08/01/2041	262,883	0.0
22,180	4.500%,08/01/2041	24,152	0.0
162,678	4.500%,08/01/2041	183,415	0.0
85,197	4.500%,09/01/2041	94,258	0.0
6,108	4.500%,09/01/2041	6,806	0.0
599,283	4.500%,09/01/2041	667,796	0.0
19,210	4.500%,09/01/2041	21,406	0.0
45,779	4.500%,10/01/2041	49,849	0.0
1,219,464	4.500%,10/01/2041	1,381,590	0.1
141,484	4.500%,10/01/2041	156,589	0.0
308,561	4.500%,10/01/2041	348,054	0.0
27,349	4.500%,10/01/2041	30,805	0.0
348,907	4.500%,10/01/2041	389,433	0.0
844,487	4.500%,10/01/2041	942,612	0.0
51,746	4.500%,10/01/2041	57,678	0.0
344,668	4.500%,11/01/2041	389,078	0.0
5,569	4.500%,11/01/2041	6,204	0.0
893,273	4.500%,12/01/2041	1,009,102	0.1
194,322	4.500%,12/01/2041	216,024	0.0
14,409	4.500%,01/01/2042	16,239	0.0
15,152	4.500%,01/01/2042	16,494	0.0
34,390	4.500%,01/01/2042	38,369	0.0
4,386	4.500%,03/01/2042	4,775	0.0
68,982	4.500%,03/01/2042	77,688	0.0
59,890	4.500%,04/01/2042	65,881	0.0
11,978	4.500%,06/01/2042	13,216	0.0
8,111	4.500%,08/01/2042	9,148	0.0
4,285	4.500%,09/01/2042	4,665	0.0
6,728	4.500%,01/01/2043	7,325	0.0
9,453	4.500%,12/01/2043	10,665	0.0
309,534	4.500%,04/01/2047	339,684	0.0
46,281	4.500%,05/01/2047	50,409	0.0
54,098	4.500%,05/01/2047	58,827	0.0
281,772	4.500%,06/01/2047	308,928	0.0
282,774	4.500%,06/01/2047	310,226	0.0
173,164	4.500%,07/01/2047	189,244	0.0
507,404	4.500%,07/01/2047	556,223	0.0
197,314	4.500%,08/01/2047	216,451	0.0
358	5.000%,04/01/2023	396	0.0
617	5.000%,12/01/2023	682	0.0
42,899	5.000%,04/01/2026	47,450	0.0
56,381	5.000%,05/01/2026	62,366	0.0
38,953	5.000%,08/01/2027	43,086	0.0
15,345	5.000%,04/01/2028	16,990	0.0
146,915	5.000%,05/01/2033	164,058	0.0
239,217	5.000%,06/01/2033	277,190	0.0
25,044	5.000%,08/01/2033	29,086	0.0
279,517	5.000%,09/01/2033	322,807	0.0
67,005	5.000%,02/01/2034	76,028	0.0
138,324	5.000%,03/01/2034	159,865	0.0
35,661	5.000%,06/01/2034	41,482	0.0
8,922	5.000%,11/01/2034	10,381	0.0
316,647	5.000%,02/01/2035	367,054	0.0
325,268	5.000%,03/01/2035	377,832	0.0
5,412	5.000%,04/01/2035	5,995	0.0
9,351	5.000%,05/01/2035	10,863	0.0
1,181,714	5.000%,07/01/2035	1,370,338	0.1
46,979	5.000%,08/01/2035	52,008	0.0
125,900	5.000%,09/01/2035	146,598	0.0
5,764	5.000%,09/01/2035	6,660	0.0
151,691	5.000%,10/01/2035	176,539	0.0
3,086	5.000%,10/01/2035	3,591	0.0
75,113	5.000%,12/01/2035	87,395	0.0
174,885	5.000%,02/01/2036	203,605	0.0
54,989	5.000%,03/01/2036	63,965	0.0
59,203	5.000%,04/01/2036	67,529	0.0
45,968	5.000%,05/01/2036	53,489	0.0
418,972	5.000%,07/01/2036	485,522	0.0
1,483,523	5.000%,12/01/2036	1,724,776	0.1
1,522,459	5.000%,07/01/2037	1,732,475	0.1
56,353	5.000%,04/01/2038	63,278	0.0
35,275	5.000%,04/01/2039	39,749	0.0
32,143	5.000%,07/01/2039	37,377	0.0
386,853	5.000%,11/01/2040	450,372	0.0
22,224	5.000%,04/01/2041	24,770	0.0
203,209	5.000%,05/01/2041	236,593	0.0
597,096	5.000%,06/01/2041	685,110	0.0
1,175,258	5.000%,06/01/2041	1,351,619	0.1
1,303	5.500%,06/01/2022	1,325	0.0
3,008	5.500%,11/01/2022	3,075	0.0
220	5.500%,11/01/2022	222	0.0
385	5.500%,11/01/2022	388	0.0
78	5.500%,12/01/2022	80	0.0
38,969	5.500%,06/01/2023	43,452	0.0
1,490	5.500%,07/01/2023	1,540	0.0
7,432	5.500%,07/01/2023	7,691	0.0
4,689	5.500%,09/01/2023	4,865	0.0
1,411	5.500%,01/01/2025	1,445	0.0
265	5.500%,08/01/2025	273	0.0
6,080	5.500%,07/01/2026	6,781	0.0
5,055	5.500%,12/01/2027	5,653	0.0
13,705	5.500%,04/01/2028	15,288	0.0
5,528	5.500%,08/01/2028	6,182	0.0
6,917	5.500%,01/01/2029	7,738	0.0
129	5.500%,09/01/2029	130	0.0
65,784	5.500%,10/01/2029	73,579	0.0
4,117	5.500%,01/01/2032	4,600	0.0
65,603	5.500%,04/01/2033	76,005	0.0
18,906	5.500%,10/01/2033	21,245	0.0
61,025	5.500%,10/01/2033	68,136	0.0
4,099	5.500%,11/01/2033	4,625	0.0
7,596	5.500%,11/01/2033	8,859	0.0
1,304	5.500%,11/01/2033	1,512	0.0
6,278	5.500%,11/01/2033	7,068	0.0
78,084	5.500%,12/01/2033	88,840	0.0
1,237	5.500%,12/01/2033	1,443	0.0
44,676	5.500%,12/01/2033	52,319	0.0
13,895	5.500%,12/01/2033	16,047	0.0
249,455	5.500%,12/01/2033	292,118	0.0
382	5.500%,12/01/2033	426	0.0
11,474	5.500%,01/01/2034	13,340	0.0
17,875	5.500%,01/01/2034	19,989	0.0
721	5.500%,01/01/2034	834	0.0
93,847	5.500%,01/01/2034	109,648	0.0
8,086	5.500%,01/01/2034	9,034	0.0
7,722	5.500%,06/01/2034	8,972	0.0
46,725	5.500%,11/01/2034	54,679	0.0
12,094	5.500%,11/01/2034	13,514	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,005	5.500%,12/01/2034	1,177	0.0
13,535	5.500%,01/01/2035	15,841	0.0
31,471	5.500%,01/01/2035	35,707	0.0
39,499	5.500%,01/01/2035	46,194	0.0
9,833	5.500%,02/01/2035	11,071	0.0
1,368,832	5.500%,02/01/2035	1,602,683	0.1
6,520	5.500%,03/01/2035	7,284	0.0
30,460	5.500%,06/01/2035	34,074	0.0
10,054	5.500%,07/01/2035	11,766	0.0
854,430	5.500%,08/01/2035	999,906	0.0
4,192	5.500%,10/01/2035	4,903	0.0
447	5.500%,11/01/2035	507	0.0
54,355	5.500%,11/01/2035	63,649	0.0
756	5.500%,12/01/2035	884	0.0
757	5.500%,12/01/2035	880	0.0
137,426	5.500%,12/01/2035	159,279	0.0
11,843	5.500%,12/01/2035	13,859	0.0
77,818	5.500%,01/01/2036	91,138	0.0
10,493	5.500%,01/01/2036	12,270	0.0
446	5.500%,02/01/2036	498	0.0
11,625	5.500%,04/01/2036	13,614	0.0
908,737	5.500%,07/01/2036	1,064,212	0.1
493	5.500%,08/01/2036	576	0.0
46,108	5.500%,09/01/2036	53,976	0.0
79,407	5.500%,09/01/2036	92,909	0.0
131,449	5.500%,12/01/2036	154,145	0.0
1,122	5.500%,12/01/2036	1,314	0.0
110,386	5.500%,12/01/2036	129,434	0.0
1,429	5.500%,12/01/2036	1,663	0.0
16,060	5.500%,01/01/2037	18,853	0.0
70,569	5.500%,01/01/2037	82,785	0.0
97,343	5.500%,02/01/2037	114,155	0.0
277,178	5.500%,03/01/2037	319,200	0.0
10,713	5.500%,04/01/2037	12,572	0.0
694	5.500%,05/01/2037	814	0.0
1,852	5.500%,05/01/2037	2,144	0.0
14,821	5.500%,05/01/2037	17,394	0.0
22,820	5.500%,05/01/2037	26,816	0.0
27,292	5.500%,06/01/2037	32,046	0.0
62,271	5.500%,06/01/2037	73,074	0.0
21,010	5.500%,07/01/2037	24,330	0.0
27,017	5.500%,08/01/2037	31,731	0.0
38,881	5.500%,08/01/2037	45,536	0.0
14,503	5.500%,08/01/2037	16,985	0.0
103,836	5.500%,09/01/2037	121,904	0.0
718	5.500%,11/01/2037	843	0.0
380,507	5.500%,01/01/2038	447,362	0.0
618	5.500%,02/01/2038	727	0.0
1,288	5.500%,02/01/2038	1,514	0.0
293,728	5.500%,03/01/2038	345,488	0.0
5,640	5.500%,03/01/2038	6,431	0.0
13,161	5.500%,04/01/2038	14,917	0.0
594	5.500%,04/01/2038	698	0.0
75,776	5.500%,04/01/2038	89,111	0.0
165,279	5.500%,05/01/2038	193,714	0.0
2,917	5.500%,05/01/2038	3,431	0.0
6,719	5.500%,05/01/2038	7,853	0.0
1,715,298	5.500%,06/01/2038	2,014,975	0.1
30,793	5.500%,06/01/2038	36,039	0.0
86,144	5.500%,06/01/2038	101,285	0.0
46,266	5.500%,07/01/2038	54,417	0.0
507	5.500%,07/01/2038	596	0.0
67,157	5.500%,07/01/2038	78,609	0.0
38,540	5.500%,07/01/2038	45,293	0.0
10,843	5.500%,08/01/2038	12,699	0.0
87,166	5.500%,08/01/2038	102,068	0.0
21,646	5.500%,08/01/2038	25,262	0.0
188,147	5.500%,11/01/2038	221,299	0.0
45,647	5.500%,11/01/2038	53,152	0.0
154	5.500%,12/01/2038	177	0.0
30,372	5.500%,12/01/2038	35,724	0.0
51,236	5.500%,01/01/2039	60,129	0.0
101,061	5.500%,01/01/2039	118,644	0.0
357,523	5.500%,01/01/2039	420,489	0.0
18,411	5.500%,03/01/2039	21,655	0.0
283,303	5.500%,06/01/2039	332,513	0.0
172,808	5.500%,06/01/2039	203,181	0.0
24,225	5.500%,05/01/2040	27,070	0.0
17,267	5.500%,07/01/2041	20,293	0.0
351,549	5.500%,09/01/2041	411,581	0.0
7	6.000%,05/01/2021	7	0.0
980	6.000%,09/01/2021	1,100	0.0
2,258	6.000%,04/01/2022	2,535	0.0
6,559	6.000%,06/01/2022	7,363	0.0
1,316	6.000%,01/01/2023	1,477	0.0
229	6.000%,03/01/2024	257	0.0
74,936	6.000%,11/01/2028	84,226	0.0
411	6.000%,04/01/2031	483	0.0
269	6.000%,01/01/2032	303	0.0
556	6.000%,11/01/2032	626	0.0
772	6.000%,11/01/2032	914	0.0
41,144	6.000%,01/01/2033	49,173	0.0
2,587	6.000%,09/01/2033	2,951	0.0
373	6.000%,01/01/2034	423	0.0
97,994	6.000%,06/01/2035	114,469	0.0
4,850	6.000%,07/01/2035	5,801	0.0
6,082	6.000%,07/01/2035	6,881	0.0
4,870	6.000%,07/01/2035	5,479	0.0
11,538	6.000%,07/01/2035	13,798	0.0
390	6.000%,10/01/2035	439	0.0
2,629	6.000%,10/01/2035	2,961	0.0
56,910	6.000%,11/01/2035	66,576	0.0
49,115	6.000%,12/01/2035	58,739	0.0
2,355	6.000%,12/01/2035	2,650	0.0
212,784	6.000%,12/01/2035	240,787	0.0
9,598	6.000%,01/01/2036	11,337	0.0
16,163	6.000%,02/01/2036	18,326	0.0
33,995	6.000%,02/01/2036	40,654	0.0
35,530	6.000%,02/01/2036	42,478	0.0
236	6.000%,02/01/2036	266	0.0
31,647	6.000%,03/01/2036	36,752	0.0
23,051	6.000%,03/01/2036	26,840	0.0
32,872	6.000%,04/01/2036	39,260	0.0
17,860	6.000%,04/01/2036	21,329	0.0
11,841	6.000%,05/01/2036	13,355	0.0
14,142	6.000%,05/01/2036	16,538	0.0
2,427	6.000%,06/01/2036	2,828	0.0
362	6.000%,06/01/2036	420	0.0
4,017	6.000%,07/01/2036	4,555	0.0
77,436	6.000%,07/01/2036	92,612	0.0
1,461	6.000%,07/01/2036	1,660	0.0
15,801	6.000%,07/01/2036	17,830	0.0
366,608	6.000%,08/01/2036	438,374	0.0
4,219	6.000%,08/01/2036	5,040	0.0
26,576	6.000%,08/01/2036	31,204	0.0
4,162	6.000%,08/01/2036	4,847	0.0
235,993	6.000%,08/01/2036	277,115	0.0
19,403	6.000%,08/01/2036	23,195	0.0
28,480	6.000%,09/01/2036	33,963	0.0
263	6.000%,09/01/2036	302	0.0
44,289	6.000%,09/01/2036	52,266	0.0
13,599	6.000%,09/01/2036	15,961	0.0
13,135	6.000%,09/01/2036	15,145	0.0
59,707	6.000%,09/01/2036	67,162	0.0
13,995	6.000%,09/01/2036	16,739	0.0
33,806	6.000%,10/01/2036	40,404	0.0
13,731	6.000%,10/01/2036	15,567	0.0
12,848	6.000%,10/01/2036	15,351	0.0
35,045	6.000%,10/01/2036	41,862	0.0
2,402	6.000%,10/01/2036	2,702	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

38,753	6.000%,10/01/2036	46,293	0.0
10,968	6.000%,11/01/2036	12,772	0.0
29,189	6.000%,11/01/2036	34,854	0.0
15,983	6.000%,11/01/2036	17,968	0.0
1,688	6.000%,11/01/2036	1,895	0.0
50,028	6.000%,11/01/2036	56,705	0.0
43,819	6.000%,12/01/2036	49,300	0.0
40,537	6.000%,12/01/2036	48,485	0.0
5,927	6.000%,12/01/2036	6,912	0.0
3,576	6.000%,12/01/2036	4,277	0.0
1,463	6.000%,12/01/2036	1,702	0.0
100,439	6.000%,12/01/2036	113,604	0.0
21,949	6.000%,12/01/2036	24,733	0.0
601	6.000%,01/01/2037	704	0.0
9,448	6.000%,01/01/2037	11,282	0.0
8,962	6.000%,01/01/2037	10,083	0.0
1,016	6.000%,01/01/2037	1,202	0.0
11,269	6.000%,01/01/2037	12,681	0.0
1,379	6.000%,02/01/2037	1,559	0.0
14,756	6.000%,02/01/2037	17,650	0.0
8,132	6.000%,02/01/2037	9,217	0.0
44,734	6.000%,02/01/2037	50,330	0.0
95,878	6.000%,02/01/2037	114,579	0.0
16,684	6.000%,03/01/2037	19,940	0.0
8,325	6.000%,03/01/2037	9,942	0.0
159,444	6.000%,03/01/2037	189,735	0.0
18,950	6.000%,03/01/2037	22,255	0.0
717	6.000%,03/01/2037	856	0.0
13,940	6.000%,03/01/2037	15,958	0.0
31,255	6.000%,04/01/2037	35,963	0.0
21,604	6.000%,04/01/2037	25,285	0.0
29,726	6.000%,04/01/2037	33,483	0.0
7,138	6.000%,04/01/2037	8,458	0.0
15,964	6.000%,04/01/2037	19,094	0.0
30,704	6.000%,04/01/2037	34,607	0.0
329	6.000%,04/01/2037	371	0.0
50,166	6.000%,04/01/2037	60,004	0.0
119,267	6.000%,04/01/2037	140,752	0.0
680	6.000%,04/01/2037	765	0.0
781	6.000%,04/01/2037	879	0.0
37,064	6.000%,04/01/2037	44,331	0.0
1,903	6.000%,04/01/2037	2,273	0.0
2,449	6.000%,04/01/2037	2,771	0.0
42,505	6.000%,05/01/2037	48,203	0.0
2,376	6.000%,05/01/2037	2,733	0.0
16,419	6.000%,05/01/2037	18,576	0.0
95,566	6.000%,05/01/2037	114,299	0.0
11,327	6.000%,05/01/2037	12,742	0.0
26,199	6.000%,05/01/2037	31,228	0.0
22,104	6.000%,05/01/2037	25,042	0.0
1,742	6.000%,05/01/2037	1,978	0.0
5,901	6.000%,05/01/2037	6,647	0.0
16,075	6.000%,05/01/2037	19,227	0.0
5,702	6.000%,05/01/2037	6,697	0.0
13,779	6.000%,05/01/2037	15,497	0.0
1,072	6.000%,05/01/2037	1,204	0.0
5,334	6.000%,06/01/2037	5,997	0.0
2,633	6.000%,06/01/2037	2,966	0.0
25,277	6.000%,06/01/2037	28,437	0.0
6,211	6.000%,06/01/2037	7,402	0.0
6,496	6.000%,06/01/2037	7,700	0.0
67,928	6.000%,06/01/2037	81,217	0.0
3,898	6.000%,06/01/2037	4,392	0.0
6,300	6.000%,07/01/2037	7,535	0.0
57,339	6.000%,07/01/2037	68,409	0.0
14,013	6.000%,07/01/2037	15,795	0.0
3,135	6.000%,07/01/2037	3,681	0.0
89,961	6.000%,07/01/2037	101,306	0.0
19,764	6.000%,07/01/2037	22,636	0.0
12,107	6.000%,07/01/2037	13,884	0.0
9,847	6.000%,07/01/2037	11,736	0.0
33,047	6.000%,07/01/2037	37,223	0.0
7,284	6.000%,07/01/2037	8,189	0.0
6,387	6.000%,08/01/2037	7,192	0.0
8,054	6.000%,08/01/2037	9,056	0.0
53,408	6.000%,08/01/2037	63,828	0.0
5,576	6.000%,08/01/2037	6,601	0.0
39,736	6.000%,08/01/2037	44,703	0.0
9,176	6.000%,08/01/2037	10,320	0.0
17,899	6.000%,08/01/2037	20,134	0.0
20,226	6.000%,08/01/2037	24,080	0.0
84,671	6.000%,09/01/2037	100,430	0.0
275,553	6.000%,09/01/2037	329,590	0.0
8,416	6.000%,09/01/2037	9,482	0.0
1,422	6.000%,09/01/2037	1,692	0.0
2,821	6.000%,09/01/2037	3,372	0.0
17,120	6.000%,09/01/2037	20,476	0.0
32,316	6.000%,10/01/2037	38,521	0.0
1,393	6.000%,10/01/2037	1,621	0.0
40,709	6.000%,11/01/2037	48,633	0.0
878	6.000%,11/01/2037	1,044	0.0
51,873	6.000%,11/01/2037	61,738	0.0
63,576	6.000%,12/01/2037	76,045	0.0
19,731	6.000%,12/01/2037	22,885	0.0
109,759	6.000%,12/01/2037	131,226	0.0
1,230	6.000%,12/01/2037	1,459	0.0
19,954	6.000%,02/01/2038	23,350	0.0
74,409	6.000%,02/01/2038	87,073	0.0
133,066	6.000%,02/01/2038	158,941	0.0
4,040	6.000%,03/01/2038	4,545	0.0
24,104	6.000%,03/01/2038	28,484	0.0
1,321	6.000%,03/01/2038	1,580	0.0
60,866	6.000%,05/01/2038	71,699	0.0
3,624	6.000%,05/01/2038	4,312	0.0
1,093	6.000%,06/01/2038	1,230	0.0
11,976	6.000%,06/01/2038	14,300	0.0
112,519	6.000%,07/01/2038	132,215	0.0
46,738	6.000%,07/01/2038	55,222	0.0
1,171	6.000%,08/01/2038	1,387	0.0
3,445	6.000%,09/01/2038	3,894	0.0
6,676	6.000%,09/01/2038	7,985	0.0
15,143	6.000%,09/01/2038	17,140	0.0
28,170	6.000%,09/01/2038	33,682	0.0
1,520	6.000%,10/01/2038	1,783	0.0
72,092	6.000%,10/01/2038	81,150	0.0
13,129	6.000%,10/01/2038	15,584	0.0
15,453	6.000%,10/01/2038	18,165	0.0
29,509	6.000%,10/01/2038	34,689	0.0
12,339	6.000%,10/01/2038	13,883	0.0
715	6.000%,10/01/2038	809	0.0
1,174	6.000%,11/01/2038	1,323	0.0
121,812	6.000%,11/01/2038	140,021	0.0
625	6.000%,11/01/2038	731	0.0
13,354	6.000%,12/01/2038	15,139	0.0
1,924	6.000%,12/01/2038	2,200	0.0
72,742	6.000%,12/01/2038	87,007	0.0
1,490	6.000%,10/01/2039	1,778	0.0
19,459	6.000%,10/01/2039	23,188	0.0
425,981	6.000%,02/01/2040	504,764	0.0
18,653	6.000%,04/01/2040	22,197	0.0
113,844	6.000%,09/01/2040	128,494	0.0
189,638	6.000%,10/01/2040	226,363	0.0
281,633	6.000%,05/01/2041	334,225	0.0
4,743	6.500%,04/01/2027	5,327	0.0
905	6.500%,02/01/2028	1,016	0.0
19	6.500%,06/01/2029	22	0.0
6,602	6.500%,01/01/2032	7,443	0.0
7,727	6.500%,04/01/2032	8,932	0.0
12,864	6.500%,10/01/2032	14,447	0.0
10,060	6.500%,10/01/2032	11,354	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,565	6.500%,03/01/2038	6,701	0.0
736	7.000%,08/01/2025	789	0.0
653	7.000%,02/01/2026	655	0.0
1,751	7.000%,03/01/2026	1,757	0.0
5,788	7.000%,03/01/2026	6,264	0.0
7,590	7.000%,03/01/2026	7,706	0.0
597	7.000%,12/01/2027	606	0.0
246,584	7.000%,03/01/2038	283,707	0.0
619,924	7.000%,04/01/2038	775,333	0.0
9,717	7.500%,09/01/2031	11,556	0.0
		223,958,798	6.6

	Total U.S. Government Agency Obligations
	(Cost $395,723,545)	415,688,743	12.3

ASSET-BACKED SECURITIES: 9.6%
		Automobile Asset-Backed Securities: 0.4%
2,300,000		Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	2,371,075	0.1
1,800,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,907,930	0.1
1,650,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,683,984	0.0
1,300,000		AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	1,303,525	0.0
1,232,910	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,248,432	0.0
700,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	713,044	0.0
1,900,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,961,164	0.1
2,650,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	2,728,329	0.1
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,264,157	0.0
			15,181,640	0.4

		Home Equity Asset-Backed Securities: 0.2%
1,296,972	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,290,183	0.0
603,707		Home Equity Asset Trust 2005-2 M5, 1.204%, (US0001M + 1.095%), 07/25/2035	605,049	0.0
1,794,196		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.024%, (US0001M + 0.915%), 03/25/2035	1,795,501	0.1
380,949		New Century Home Equity Loan Trust 2005-2 M3, 0.844%, (US0001M + 0.735%), 06/25/2035	380,924	0.0
50,613		Renaissance Home Equity Loan Trust 2003-2 A, 0.989%, (US0001M + 0.880%), 08/25/2033	49,812	0.0
1,750,558	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,898,619	0.1
55,913		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.189%, (US0001M + 0.080%), 11/25/2036	22,371	0.0
			6,042,459	0.2

		Other Asset-Backed Securities: 8.2%
1,255,644	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,236,890	0.0
8,750,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.554%, (US0003M + 1.330%), 01/20/2033	8,763,501	0.3
2,455,515	(1),(3),(4),(8)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	–	–
650,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.137%, (US0003M + 1.950%), 04/14/2029	643,728	0.0
9,500,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.544%, (US0003M + 1.320%), 01/20/2033	9,515,437	0.3
4,500,000	(1)	Apidos CLO XXXIII 2020-33A A, 1.918%, (US0003M + 1.700%), 07/24/2031	4,508,725	0.1
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.471%, (US0003M + 1.230%), 01/15/2030	7,984,944	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.573%, (US0003M + 1.350%), 07/18/2029	3,470,080	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.524%, (US0003M + 1.300%), 07/20/2029	4,392,987	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 1.574%, (US0003M + 1.350%), 07/20/2030	1,600,085	0.0
814,379	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.231%, 10/25/2036	815,528	0.0
3,200,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.553%, (US0003M + 1.330%), 01/17/2033	3,210,608	0.1
2,250,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.344%, (US0003M + 2.150%), 01/20/2032	2,238,579	0.1
5,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.591%, (US0003M + 1.350%), 01/15/2033	5,010,090	0.2
1,450,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 2.113%, (US0003M + 2.000%), 04/15/2034	1,442,885	0.0
6,300,000	(1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.440%, (US0003M + 2.250%), 07/20/2029	6,280,558	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,350,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,463,997	0.1
3,490,000	(1)	Broad River BSL Funding CLO 2020-1A A, 2.074%, (US0003M + 1.850%), 04/20/2029	3,491,208	0.1
4,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.363%, (US0003M + 1.140%), 01/20/2031	4,000,948	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.353%, (US0003M + 1.130%), 04/17/2031	2,383,332	0.1
840,000	(1)	Cedar Funding II CLO Ltd. 2013-1A A1R, 1.415%, (US0003M + 1.230%), 06/09/2030	840,128	0.0
50,876		Chase Funding Trust Series 2002-4 2A1, 0.849%, (US0001M + 0.740%), 10/25/2032	50,585	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 0.709%, (US0001M + 0.600%), 07/25/2033	103,225	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 1.436%, (US0003M + 1.210%), 10/18/2030	3,750,765	0.1
3,453,000	(1)	CIFC Funding 2017-2A A Ltd., 1.464%, (US0003M + 1.240%), 04/20/2030	3,453,183	0.1
3,000,000	(1)	CIFC Funding 2017-2A C, 2.574%, (US0003M + 2.350%), 04/20/2030	3,000,480	0.1
4,000,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.553%, (US0003M + 1.330%), 01/16/2033	4,007,104	0.1
5,359,651		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.259%, (US0001M + 0.150%), 10/25/2036	4,948,774	0.1
935,750	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,014,036	0.0
492,500	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	522,871	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.451%, (US0003M + 1.210%), 10/15/2030	12,160,170	0.4
1,372,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,451,756	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 1.261%, (US0003M + 1.020%), 04/15/2031	1,198,788	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.591%, (US0003M + 1.350%), 04/15/2028	8,610,448	0.3
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.394%, (US0003M + 1.200%), 08/15/2030	7,461,925	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,825,736	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.431%, (US0003M + 1.190%), 10/15/2030	2,100,057	0.1
115,293		GSAMP Trust 2007-FM1 A2A, 0.179%, (US0001M + 0.070%), 12/25/2036	71,139	0.0
1,613,088	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,691,544	0.1
2,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.224%, (US0003M + 2.000%), 10/20/2027	2,000,456	0.1
4,300,000	(1),(7)	KKR CLO 21 A Ltd., 1.241%, (US0003M + 1.000%), 04/15/2031	4,286,661	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 1.474%, (US0003M + 1.250%), 01/20/2031	9,986,460	0.3
6,308,000	(1)	LCM XIV L.P. 14A AR, 1.263%, (US0003M + 1.040%), 07/20/2031	6,308,656	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 0.669%, (US0001M + 0.560%), 10/25/2034	57,133	0.0
2,090,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	2,084,712	0.1
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 2.413%, (US0003M + 2.200%), 01/27/2026	2,120,971	0.1
5,150,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 1.874%, (US0003M + 1.650%), 04/20/2031	5,150,000	0.2
4,600,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.991%, (US0003M + 1.750%), 07/15/2030	4,608,896	0.1
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,791,635	0.1
2,025,632	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,189,176	0.1
1,187,699	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,261,951	0.0
2,426,223	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,614,582	0.1
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.676%, (US0003M + 2.450%), 10/16/2032	2,004,416	0.1
3,700,000	(1)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.934%, (US0003M + 1.750%), 07/25/2030	3,686,295	0.1
1,500,000	(1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	1,497,595	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,100,000	(1)	Oaktree CLO 2020-1A A Ltd., 2.241%, (US0003M + 2.000%), 07/15/2029	5,113,005	0.2
3,500,000	(1)	OCP CLO 2020-18A A Ltd., 2.024%, (US0003M + 1.800%), 04/20/2030	3,500,000	0.1
4,000,000	(1)	OCP CLO 2020-19 A A1 Ltd., 1.974%, (US0003M + 1.750%), 07/20/2031	4,008,716	0.1
3,950,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.174%, (US0003M + 1.950%), 03/17/2030	3,933,592	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.591%, (US0003M + 1.350%), 07/15/2029	3,000,105	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.573%, (US0003M + 1.350%), 07/19/2030	4,000,092	0.1
4,250,000	(1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.218%, (US0003M + 1.000%), 01/25/2031	4,244,267	0.1
8,000,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.534%, (US0003M + 1.340%), 11/15/2032	8,028,864	0.2
5,515,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.324%, (US0003M + 1.100%), 07/20/2030	5,508,564	0.2
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 1.253%, (US0003M + 1.030%), 04/18/2031	3,000,438	0.1
781,277		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.189%, (US0001M + 1.080%), 03/25/2035	783,699	0.0
800,690	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.638%, 01/25/2036	809,836	0.0
174,612		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	186,901	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,513,050	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,549,433	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,344,992	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,038,805	0.0
1,533,208	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,595,515	0.0
2,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.641%, (US0003M + 1.400%), 01/15/2033	2,063,823	0.1
1,894,819	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,086,249	0.1
8,200,000	(1)	Symphony CLO XXV Ltd. 2021-25A C, 2.244%, (US0003M + 2.050%), 04/19/2034	8,200,000	0.2
1,759,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,930,554	0.1
900,000	(1)	TCW CLO 2018-1A A1B2 Ltd., 1.918%, (US0003M + 1.700%), 04/25/2031	900,400	0.0
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,434,482	0.2
2,327,636	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.453%, (US0003M + 1.230%), 10/18/2030	2,327,629	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.395%, (US0003M + 1.190%), 11/01/2031	9,500,409	0.3
1,400,000	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,370,063	0.0
1,644,750	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,698,085	0.1
			279,037,987	8.2

		Student Loan Asset-Backed Securities: 0.8%
787,789	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	810,192	0.0
572,287	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	595,310	0.0
1,048,039	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,076,407	0.0
696,860	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	700,710	0.0
187,527	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	187,870	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.706%, (US0001M + 1.600%), 10/15/2031	763,951	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,039,022	0.1
1,960,584	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	2,014,710	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,486,252	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,532,721	0.0
79,022	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	79,203	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,590,796	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,165,661	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,302,908	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,246,714	0.2
1,708,059	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	1,774,144	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,059,203	0.0
			26,425,774	0.8

	Total Asset-Backed Securities
	(Cost $322,318,114)		326,687,860	9.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.2%
3,500,000	(1)	Alen 2021-ACEN E Mortgage Trust, 4.106%, (US0001M + 4.000%), 04/15/2038	3,519,282	0.1
12,654,080	(3),(4)	BANK 2019-BNK16 XA, 0.961%, 02/15/2052	779,598	0.0
2,600,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,382,832	0.1
3,360,000	(3)	Bank 2019-BNK19 C, 4.033%, 08/15/2061	3,603,355	0.1
50,949,051	(3),(4)	Bank 2019-BNK19 XA, 0.959%, 08/15/2061	3,477,655	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	591,172	0.0
27,734,659	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.065%, 08/15/2052	1,791,129	0.1
19,596,883	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.043%, 03/15/2052	1,369,217	0.0
3,160,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	3,226,448	0.1
2,258,000	(1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	2,284,272	0.1
3,537,000	(1),(9)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,605,975	0.1
1,348,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.526%, 05/25/2052	1,203,236	0.0
4,081,819	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.756%, (US0001M + 2.650%), 10/15/2036	4,089,550	0.1
2,000,000	(1)	BX Commercial Mortgage Trust 2020-FOX F, 4.356%, (US0001M + 4.250%), 11/15/2032	2,016,866	0.1
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 2.456%, (US0001M + 2.350%), 02/15/2038	4,017,368	0.1
2,280,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,270,917	0.1
18,231,892	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.409%, 08/10/2049	1,102,785	0.0
3,042,382	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.896%, 04/15/2044	3,022,904	0.1
4,120,000	(1),(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 0.091%, 08/10/2049	3,172,453	0.1
35,215,963	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.902%, 09/15/2050	1,712,045	0.1
58,487,804	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.593%, 06/10/2051	2,519,087	0.1
2,101,000	(1),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.066%, 11/10/2051	2,039,909	0.1
13,684,864	(3),(4)	COMM 2012-CR2 XA, 1.620%, 08/15/2045	191,986	0.0
24,425,605	(3),(4)	COMM 2012-CR3 XA, 1.843%, 10/15/2045	422,331	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.601%, 10/15/2045	591,799	0.0
19,507,918	(3),(4)	COMM 2012-CR5 XA, 1.512%, 12/10/2045	386,809	0.0
27,081,445	(1),(3),(4)	COMM 2012-LC4 XA, 2.096%, 12/10/2044	244,061	0.0
1,910,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.790%, 08/10/2046	1,755,337	0.1
910,000	(3)	COMM 2016-COR1 C, 4.368%, 10/10/2049	979,851	0.0
76,806,325	(3),(4)	COMM 2016-CR28 XA, 0.705%, 02/10/2049	2,031,197	0.1
3,906,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	3,635,119	0.1
5,080,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	5,652,838	0.2
5,800,000		CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	5,935,065	0.2
3,247,076	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.615%, 07/10/2044	2,730,320	0.1
5,150,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.765%, (US0001M + 3.650%), 07/10/2044	3,864,003	0.1
10,606,441		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,975,807	0.1
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.872%, 05/25/2040	728,492	0.0
42,658,001	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.217%, 08/25/2022	611,289	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.662%, 06/25/2041	696,472	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.592%, 05/25/2041	888,143	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.789%, 12/25/2041	441,772	0.0
515,463,784	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	178,763	0.0
1,500,000	(1)	FREMF Mortgage Trust 2019-KBF3 C, 4.869%, (US0001M + 4.750%), 01/25/2029	1,517,957	0.0
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	1,609,954	0.0
29,254,378	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.020%, 11/10/2046	652,446	0.0
44,910,661	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.980%, 06/10/2047	888,782	0.0
6,930,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	6,994,954	0.2
5,310,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	4,939,302	0.1
105,556,531	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.810%, 09/01/2052	6,010,357	0.2
3,720,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.889%, 01/15/2047	3,716,505	0.1
2,059,831	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.969%, 10/15/2048	62,858	0.0
5,610,000	(1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.153%, 12/27/2046	5,555,981	0.2
25,136,524	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.466%, 06/15/2045	133,591	0.0
42,966,409	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.678%, 12/15/2049	1,122,033	0.0
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.106%, (US0001M + 2.000%), 05/15/2036	964,129	0.0
1,177,245	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.413%, 11/15/2038	4,709	0.0
6,150,600	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.413%, 11/15/2038	20,267	0.0
2,300,000	(1)	Life 2021-BMR F Mortgage Trust, 2.456%, (US0001M + 2.350%), 03/15/2038	2,310,566	0.1
4,447,000	(1),(3)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.173%, 04/20/2048	3,945,470	0.1
2,630,000	(1),(3)	Manhattan West 2020-1MW E, 2.335%, 09/10/2039	2,484,946	0.1
3,151,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.608%, (US0001M + 2.500%), 07/15/2036	3,149,811	0.1
1,706,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.901%, 04/15/2047	1,721,027	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,260,867	0.1
1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,638,497	0.0
2,440,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	2,469,453	0.1
2,820,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	2,930,698	0.1
2,060,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	1,445,996	0.0
3,520,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	1,927,125	0.1
27,071,498	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.043%, 12/15/2047	840,454	0.0
1,630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.673%, 11/15/2044	1,592,289	0.0
18,880,467	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.784%, 08/15/2045	274,752	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.256%, 03/15/2045	6,729,885	0.2
6,583,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,682,677	0.2
42,799,143	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.180%, 03/15/2048	741,671	0.0
2,500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	2,559,766	0.1
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	8,825,118	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $181,182,505)		176,464,402	5.2

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 23.1%
		Affiliated Investment Companies: 23.1%
9,515,095		Voya Emerging Markets Corporate Debt Fund - Class P	97,815,175	2.9

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

14,446,444		Voya Emerging Markets Hard Currency Debt Fund - Class P	136,952,285	4.1
8,491,578		Voya Emerging Markets Local Currency Debt Fund - Class P	55,534,918	1.6
90,733		Voya Floating Rate Fund - Class P	818,411	0.0
16,494,776		Voya High Yield Bond Fund - Class P	131,793,264	3.9
15,592,852		Voya Investment Grade Credit Fund - Class P	171,989,158	5.1
19,290,573		Voya Securitized Credit Fund - Class P	187,697,274	5.5

	Total Mutual Funds
	(Cost $786,764,180)		782,600,485	23.1

OTHER(10): –%
		Consumer, Cyclical: –%
252,000	(8),(11)	General Motors Co. Escrow	–	–

	Total Other
	(Cost $–)		–	–

			Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.1%
	Total Purchased Options
	(Cost $1,595,464)		1,732,696	0.1

	Total Long-Term Investments
	(Cost $3,297,848,853)		3,350,173,440	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
		Commercial Paper: 2.7%
3,000,000		American Electric Power Co., 0.150%, 04/05/2021	2,999,937	0.1
9,000,000		American Electric Power Co., 0.150%, 04/08/2021	8,999,698	0.3
10,000,000		Dominion Resources, Inc., 0.150%, 04/05/2021	9,999,792	0.3
2,000,000		Dominion Resources, Inc., 0.190%, 05/03/2021	1,999,661	0.1
15,000,000		Dominion Resources, Inc., 0.210%, 05/17/2021	14,995,926	0.4
8,000,000		Enbridge (US) Inc., 0.160%, 04/15/2021	7,999,467	0.2
14,000,000		Enbridge (US) Inc., 0.230%, 05/28/2021	13,994,880	0.4
7,500,000		Entergy Corp., 0.250%, 05/18/2021	7,497,580	0.2
5,000,000		Entergy Corp., 0.250%, 05/19/2021	4,998,346	0.2
4,072,000		Entergy Corp., 0.260%, 06/10/2021	4,069,960	0.1
15,000,000		HP, Inc., 0.240%, 04/12/2021	14,999,563	0.4

	Total Commercial Paper
	(Cost $92,554,788)		92,554,810	2.7

		Repurchase Agreements: 1.4%
2,755,342	(13)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $2,755,344, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,810,449, due 06/01/21-04/01/51)	2,755,342	0.1
2,016,987	(13)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,016,990, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $2,057,327, due 01/01/25-10/01/50)	2,016,987	0.1
1,913,579	(13)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $1,913,590, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $2,009,258, due 05/20/22-04/01/40)	1,913,579	0.1
11,224,549	(13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $11,224,555, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,449,040, due 04/15/21-02/20/71)	11,224,549	0.3
2,224,156	(13)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,224,160, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,268,645, due 04/13/21-02/15/48)	2,224,156	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

8,174,718	(13)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $8,174,720, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $8,338,213, due 05/15/23-09/15/57)	8,174,718	0.2
3,108,735	(13)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,108,739, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,170,910, due 07/01/22-03/01/51)	3,108,735	0.1
3,548,155	(13)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $3,548,158, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $3,619,122, due 06/01/21-02/20/71)	3,548,155	0.1
2,544,313	(13)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,544,317, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $2,602,716, due 01/31/22-02/15/41)	2,544,313	0.1
8,641,287	(13)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $8,641,308, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,814,142, due 07/15/23-02/15/48)	8,641,287	0.2

	Total Repurchase Agreements
	(Cost $46,151,821)		46,151,821	1.4

Shares			Value	Percentage of Net Assets
		Mutual Funds(13): 1.3%
40,814,000	(13),(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	40,814,000	1.2
1,467,000	(13),(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,467,000	0.1
1,467,000	(13),(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,467,000	0.0
	Total Mutual Funds
	(Cost $43,748,000)		43,748,000	1.3

	Total Short-Term Investments
	(Cost $182,454,609)		182,454,631	5.4

	Total Investments in Securities (Cost $3,480,303,462)		$ 3,532,628,071	104.3
	Liabilities in Excess of Other Assets		(145,688,405)	(4.3)
	Net Assets		$ 3,386,939,666	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2021.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(11)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Mutual Funds	$782,600,485	$–	$–	$782,600,485
Purchased Options	–	1,732,696	–	1,732,696
Corporate Bonds/Notes	–	880,933,867	–	880,933,867
Collateralized Mortgage Obligations	–	553,476,633	–	553,476,633
Municipal Bonds	–	2,111,018	–	2,111,018
Asset-Backed Securities	–	326,687,860	–	326,687,860
Commercial Mortgage-Backed Securities	–	176,464,402	–	176,464,402
U.S. Government Agency Obligations	–	415,688,743	–	415,688,743
Other	–	–	–	–
U.S. Treasury Obligations	–	210,477,736	–	210,477,736
Short-Term Investments	43,748,000	138,706,631	–	182,454,631
Total Investments, at fair value	$826,348,485	$2,706,279,586	$–	$3,532,628,071
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,521,605	–	1,521,605
Futures	619,082	–	–	619,082
Total Assets	$826,967,567	$2,707,801,191	$–	$3,534,768,758
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,274,867)	$–	$(1,274,867)
Forward Foreign Currency Contracts	–	(130,079)	–	(130,079)
Futures	(7,894,455)	–	–	(7,894,455)
Written Options	–	(2,176,438)	–	(2,176,438)
Total Liabilities	$(7,894,455)	$(3,581,384)	$–	$(11,475,839)

At March 31, 2021, Voya Intermediate Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$98,587,276	$1,120,285	$-	$(1,892,386)	$97,815,175	$1,120,285	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	143,867,617	1,821,818	-	(8,737,150)	136,952,285	1,821,818	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	60,168,510	678,444	-	(5,312,036)	55,534,918	678,444	-	-
Voya Floating Rate Fund Class P	805,101	7,921	-	5,389	818,411	7,921	-	-
Voya High Yield Bond Fund - Class P	130,980,813	1,955,621	-	(1,143,170)	131,793,264	1,955,621	-	-
Voya Investment Grade Credit Fund - Class P	179,924,268	1,373,756	-	(9,308,866)	171,989,158	1,373,756	-	-
Voya Securitized Credit Fund - Class P	184,966,051	1,586,743	-	1,144,480	187,697,274	1,586,743	-	-
	$799,299,636	$8,544,588	$-	$(25,243,739)	$782,600,485	$8,544,588	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, Voya Intermediate Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
General Motors Co. Escrow	11/24/2020	$–	$–
		$–	$–

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,982,200	MXN	122,418,537	Barclays Bank PLC	04/09/21	$(2,573)
USD	3,202,148	MYR	13,034,344	Barclays Bank PLC	05/07/21	54,921
USD	9,135,218	EUR	7,583,750	Citibank N.A.	04/09/21	240,432
USD	2,969,957	COP	10,683,261,693	Citibank N.A.	04/09/21	52,668
USD	4,607,713	BRL	25,054,440	Citibank N.A.	04/09/21	158,330
USD	5,649,715	CNY	36,684,320	Citibank N.A.	04/30/21	71,670
USD	4,684,880	RUB	350,169,974	Citibank N.A.	05/07/21	71,302
CLP	101,833,918	USD	137,426	Goldman Sachs International	04/09/21	3,931
USD	578,587	PEN	2,098,589	Goldman Sachs International	04/09/21	17,992
USD	575,799	PEN	2,098,588	HSBC Bank USA N.A.	04/09/21	15,204
USD	2,058,815	HUF	621,498,481	HSBC Bank USA N.A.	05/07/21	47,278
USD	4,179,580	ZAR	63,520,811	HSBC Bank USA N.A.	05/07/21	(103,430)
USD	1,465,042	TRY	11,065,390	HSBC Bank USA N.A.	05/07/21	159,430
SGD	305,095	USD	229,112	HSBC Bank USA N.A.	05/07/21	(2,350)
USD	391,886	RON	1,591,081	JPMorgan Chase Bank N.A.	05/07/21	13,305
USD	391,859	RON	1,591,081	JPMorgan Chase Bank N.A.	05/07/21	13,278
USD	3,373	ILS	11,094	JPMorgan Chase Bank N.A.	05/07/21	53
USD	391,907	RON	1,591,081	JPMorgan Chase Bank N.A.	05/07/21	13,326
USD	391,911	RON	1,591,081	JPMorgan Chase Bank N.A.	05/07/21	13,330
USD	2,273,361	CLP	1,653,120,267	Morgan Stanley	04/09/21	(21,363)
USD	5,191,003	PLN	19,482,975	Morgan Stanley Capital Services LLC	05/07/21	260,214
USD	2,479,249	CZK	53,820,783	Morgan Stanley Capital Services LLC	05/07/21	60,911
USD	575,729	PEN	2,098,589	Standard Chartered Bank	04/09/21	15,133
USD	5,230,490	THB	158,691,497	Standard Chartered Bank	05/07/21	153,107
USD	85,911	PHP	4,202,365	Standard Chartered Bank	05/07/21	(363)
USD	2,827,105	IDR	40,761,195,425	Standard Chartered Bank	05/07/21	42,993
USD	2,826,909	IDR	40,761,195,425	Standard Chartered Bank	05/07/21	42,797
						$1,391,526

At March 31, 2021, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	322	06/21/21	$42,161,875	$(926,994)
U.S. Treasury 2-Year Note	443	06/30/21	97,781,867	(100,559)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

U.S. Treasury 5-Year Note	400	06/30/21	49,359,375	(635,060)
U.S. Treasury Long Bond	412	06/21/21	63,692,625	(1,874,942)
U.S. Treasury Ultra Long Bond	513	06/21/21	92,965,219	(4,356,900)
			$345,960,961	$(7,894,455)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(231)	06/21/21	(33,191,812)	619,082
			$(33,191,812)	$619,082

At March 31, 2021, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD	81,704,670	$(7,687,183)	$(1,274,866)
						$(7,687,183)	$(1,274,866)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	105.500%	05/19/21	USD	43,907,000	$338,285	$140,197
									$338,285	$140,197

At March 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Citibank N.A.	06/16/21	0.747	USD	136,000,000	$ 1,257,179	$ 1,592,499
						$ 1,257,179	$ 1,592,499

At March 31, 2021, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Call USD vs. Put AUD	Citibank N.A.	04/15/21	0.768	USD	77,152,000	$ 638,997	$ (1,427,749)
						$ 638,997	$ (1,427,749)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.720%	3-month USD-LIBOR	09/24/21	USD	46,165,000	$326,889	$(212,402)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD	46,165,000	402,518	(536,287)
								$729,407	$(748,689)

(1)	Payments received quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,472,015,730.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$110,878,821
Gross Unrealized Depreciation	(66,013,947)
Net Unrealized Appreciation	$44,864,874